As filed with the Securities and Exchange Commission on
                       January 27, 1999.
                File Nos. 333-09341,811-7739


                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                     __________________________

                               FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

       Pre-Effective Amendment No.
--------------------------------------------------------------------------

       Post-Effective Amendment No.   4    X
------------------------------------------------------------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
        Amendment No. _6_
                                            X

                   HARDING, LOEVNER FUNDS, INC.

         (Exact name of registrant as specified in charter)

                  600 FIFTH AVENUE, 26th FLOOR
                    NEW YORK, NEW YORK 10020
              (Address of principal executive offices)

       Registrant's telephone number: 800-762-4848


              WILLIAM E. VASTARDIS, Managing Director
                    Investors Capital Services, Inc.
                     600 Fifth Avenue, 26th Floor
                         New York, New York 10020

                 (Name and address of agent for service)

                          With a copy to:
                        Jack Murphy, Esq.
                      Dechert Price & Rhoads
                           1775 Eye Street,
                   N.W., Washington, D.C. 20006-2401
                    is legal counsel for the Fund.


 Approximate Date of Proposed Public Offering: As soon as practicable after this Registration
Statement becomes effective.

It is proposed that this filing will become effective:
/ x / immediately upon filing pursuant to paragraph (b)
/  /  On _____________, pursuant to paragraph (b)
/  /  60 days after filing, pursuant to paragraph (a)(1)
/  / On _____________, pursuant to paragraph (a) (1)
/  /  75 days after filing, pursuant to paragraph (a) (2)
/  /  On _______________, pursuant to paragraph (a) (2)
       of Rule 485.

Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment
Company Act of 1940.





                      HARDING, LOEVNER FUNDS, INC.
                  Registration Statement on Form N-1A

                        CROSS REFERENCE SHEET
                       Pursuant to Rule 495(a)
                   Under the Securities Act of 1933

------------------------------------------------------------------------------


Form N-1A Item No.                                                Location

 Part A.                                                          Prospectus Caption

 Item 1.    Cover Page                                            Cover Page

 Item 2.    Synopsis                                              The Fund's Expenses

 Item 3.    Condensed Financial
             Information                                          Financial Highlights

 Item 4.    General Description of
             Registrant                                           Description of the Fund; Investment Policies;
                                                                  Investment Restrictions; Risks Associated with
                                                                  the Fund's Investment Policies and Investment
                                                                  Techniques


Item 5.    Management of the Fund                                 Management of the Fund

Item 5A.  Management's Discussion of                              Not Applicable
            Fund Performance

Item 6.     Capital Stock and Other                               Shareholder Information; Tax Considerations;
                                                                  Dividends

Item 7.     Purchase of Securities Being                          Purchase and Redemption of Shares;
             Offered                                              Dividends; Determination of Net Asset Value;
                                                                  Distribution of Fund Shares

Item 8.     Redemption or Repurchase                              Purchase and Redemption of Shares

 Item 9.    Pending Legal Proceedings                             Not Applicable


N-1A Item No.                                                     Statement of Additional Information Caption

Part B

Item 10.     Cover Page                                           Cover Page

Item 11.     Table of Contents                                    Table of Contents

Item 12.     General Information and History                      Organization of the Fund

Item 13.     Investment Objectives and Policies                   Supplemental Descriptions of Investments;
                                                                  Supplemental Investment Techniques;
                                                                  Supplemental Discussion of Risks Associated
                                                                  With the Fund's Investment Policies and
                                                                  Investment Techniques; Investment Restrictions

Item 14.     Management of the Fund                               Management of the Fund

Item 15.     Control Persons and Principal                        Not Applicable
               Holders of Securities

Item 16.     Investment Advisory and Other
               Services                                           Management of the Fund

Item 17.     Brokerage Allocation                                 Portfolio Transactions

Item 18.     Capital Stock and Other Securities                   Shareholder Information; Tax Considerations;
                                                                  Organization of the Fund

Item 19.     Purchase, Redemption and Pricing
               of Securities Being Offered                        Net Asset Value

Item 20.     Tax Status                                           Tax Considerations

Item 21.     Underwriters                                         Distribution of Fund Shares

Item 22.     Calculation of Performance Data                      Calculation of Performance Data

Item 23.     Financial Statements                                 Financial Statements



Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement




                      HARDING, LOEVNER FUNDS, INC.


           Prospectus - February 1, 1999


Harding, Loevner Funds, Inc. (the "Fund") is a no-load, open-end management investment company (a "mutual fund") that currently has four separate diversified portfolios (each a "Portfolio"), each of which has distinct investment objectives and policies. There is no sales charge for purchase of shares. Shares of each Portfolio may be purchased through AMT Capital Securities, L.L.C. ("AMT Capital"), the Fund's exclusive distributor. The minimum initial investment in any Portfolio is $100,000. Additional investments or redemptions may be of any amount. The Portfolios and their investment objectives are:

         International Equity Portfolio - to seek long-term capital appreciation through investments in equity securities of companies based outside the United States.

         Global Equity Portfolio - to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.

         Multi-Asset Global Portfolio - to seek long-term capital appreciation and a growing stream of current income through investments in equity and debt securities of companies based both inside and outside the United States and debt securities of the United States and foreign governments and their agencies and instrumentalities.



         Emerging Markets Portfolio - to seek long-term capital appreciation through investments in equity securities of companies based in developing markets outside the United States.



No  assurance   can  be  given  that  a   Portfolio's
investment objectives will be attained.




This Prospectus sets forth concisely the information that a prospective investor should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated February 1, 1999, containing additional information about the Fund (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference into this Prospectus. It is available without charge and can be obtained by calling or writing Investors Capital Services, Inc., a branch office of AMT Capital, at the telephone numbers or address listed on the cover of this Prospectus.



THESE   SECURITIES   HAVE   NOT  BEEN   APPROVED   OR
DISAPPROVED    BY   THE   SECURITIES   AND   EXCHANGE
COMMISSION   NOR  HAS  THE  SECURITIES  AND  EXCHANGE
COMMISSION  PASSED  UPON THE  ACCURACY OR ADEQUACY OF
THIS   PROSPECTUS.    ANY   REPRESENTATION   TO   THE
CONTRARY IS A CRIMINAL OFFENSE.




TABLE OF CONTENTS

Prospectus Highlights...........................................................

Fund Expenses..................................................................

Financial Highlights..........................................................

The Fund and Its Investment Objectives........................................

Investment Policies and
Strategy......................................................................

Descriptions of Investments...................................................

Risks Associated with the Fund's Investment Policies and Investment Techniques.

Investment Restrictions  ......................................................

Yields and Total Return........................................................

Distribution of Fund Shares....................................................

Determination of Net Asset Value...............................................

Purchase and Redemption of Shares..............................................

Dividends......................................................................

Management of the Fund.........................................................

Tax Considerations.............................................................

Shareholder Information........................................................

Other
Parties.......................................................................

Shareholder
Inquiries......................................................................


PROSPECTUS HIGHLIGHTS


Harding,  Loevner Funds, Inc. is a no-load,  open-end
management  investment  company  that  currently  has
four separate diversified  Portfolios,  each of which
has  distinct  investment  objectives  and  policies.
There is no assurance  that a Portfolio  will achieve
its  investment  objective.   For  more  information,
refer to "The Fund and Its Investment Objectives."




Investment Adviser

Harding, Loevner Management, L.P. ("HLM"), which manages approximately $1.3 billion in assets for private investors and institutions, serves as investment adviser to the Fund. HLM provides the Fund with business and asset management services, including investment research and advice and determining which portfolio securities shall be purchased or sold on behalf of the Fund. For more information, refer to "Management of the Fund."


Administrator

Investors   Capital  Services,   Inc.   ("Investors
Capital")   serves  as  administrator  to  the  Fund,
supervising   the   general    day-to-day    business
activities  and  operations  of the Fund  other  than
investment    advisory    activities.     For    more
information, refer to "Management of the Fund."




Distributor

AMT Capital serves as the exclusive distributor of shares of the Fund's Portfolios.

How to Invest

Shares of each Portfolio may be purchased without any sales charges, at their net asset value next determined, after receipt of the order by submitting an Account Application to Investors Capital and wiring federal funds to AMT Capital's "Fund Purchase Account" at Investors Bank & Trust Company (the "Transfer Agent"). The Portfolios are not available for sale in all states. For information about the Fund's availability, contact an account representative at Investors Capital or at AMT Capital.

The minimum initial investment per Portfolio is $100,000. There is no minimum amount for subsequent investments. There are no sales commissions (loads) or 12b-1 fees. For more information, refer to "Purchase and Redemption of Shares."

How to Redeem Shares

Shares of each Portfolio may be redeemed, without charge, at their net asset value next determined, after receipt by either the Transfer Agent or Investors Capital of the redemption request. For more information, refer to "Purchase and Redemption of Shares."



Risks

Prospective investors should consider certain risks associated with an investment in any Portfolio. There is no assurance that a Portfolio will achieve its investment objective. Each Portfolio invests in securities of companies based outside of the United States. Investments in foreign securities involve risks not associated with investments in securities issued by United States entities. For more information, refer to "Investment Policies and Strategy," "Descriptions of Investments," and "Risks Associated with the Fund's Investment Policies and Investment Techniques."

FUND EXPENSES

The following table illustrates the expenses and fees that a shareholder of the Fund can expect to incur. The purpose of this table is to assist the investor in understanding the various expenses that an investor in the Fund will bear directly or indirectly.

Shareholder Transaction Expenses

  Sales Load Imposed on Purchases                      None
  Sales Load Imposed on Reinvested Dividends           None
  Deferred Sales Load                                  None
  Redemption Fees                                      None
  Exchange Fees                                        None

Annual Fund Operating Expenses (after expense reimbursements, shown as a percentage of average net assets)





                                                    Total Other
                                                      Expenses          Total
                           Advisory     12b-1      (after expense     Operating
                              Fees      Fees      reimbursements)      Expenses
International Equity           0.75%    None          0.25%(a)        1.00% (a)
Portfolio
Global Equity Portfolio        1.00%    None          0.25% (a)       1.25% (a)
Multi-Asset Global             1.00%    None          0.25% (a)       1.25% (a)
Portfolio
Emerging Markets               1.25%    None          0.50% (a)       1.75% (a)
Portfolio


(a) Until further notice to shareholders, HLM has voluntarily agreed to cap the total operating expenses at 1.00%, 1.25%, 1.25% and 1.75% (on an annualized basis) of the average daily net assets of the International Equity Portfolio, Global Equity Portfolio, Multi-Asset Global Portfolio and Emerging Markets Portfolio, respectively. Without such cap, the total operating expenses (on an annualized basis) for International Equity Portfolio, Global Equity Portfolio, Multi-Asset Global Portfolio and Emerging Market Portfolio are estimated to be 1.06%, 1.37%, 2.17% and 2.00%, respectively, of their average daily net assets (of which 0.16%, 0.22%, 1.02% and 0.60% is "other expenses"). Other expenses for the Emerging Markets Portfolio are based on estimated amounts for the current fiscal year. Certain portions of the transaction expenses (i.e. brokerage commissions) are not included in the expenses subject to the cap described above. See "Investment Policies and Strategy - Portfolio Turnover."


The following table illustrates the expenses that an investor would pay on each $1,000 increment of its investment over various time periods, assuming a 5% annual return. As noted in the table above, the Fund charges no redemption fees of any kind.

Expenses Per $1,000 Investment (including expense waivers and reimbursements)

                                         1 Year            3 Years           5 Years         10 Years
                                         ------            -------           -------         --------
International Equity Portfolio             $10               $32               $55             $122
Global Equity Portfolio                    $13               $40               $69             $151
Multi-Asset Global Portfolio               $13               $40               $69             $151
Emerging Markets Portfolio                 $18               $55               $95             $206





These examples should not be considered a representation of future expenses or performance. Actual operating expenses and annual returns may be greater or less than those shown.




FINANCIAL HIGHLIGHTS

The financial information in the following tables, which is included in the financial statements of the Fund, has been audited by Ernst & Young LLP, independent auditors. The audited financial statements for the period ended October 31, 1998 are incorporated by reference in the Statement of Additional Information. The Emerging Markets Portfolio had no operations through October 31, 1998. The International Equity Portfolio, previously the AMT Capital Fund, Inc. - HLM International Equity Portfolio (the "AMT Capital Portfolio"), commenced operations on May 11, 1994. Effective as of the close of business on October 31, 1996, the AMT Capital Portfolio merged into the International Equity Portfolio pursuant to shareholder approval of the reorganization on October 30, 1996. The financial information should be read in conjunction with the financial statements, which can be obtained upon request without charge.







                                          International Equity Portfolio


                                     For the Year     For the Year      For the Ten      For the Year        For the Period
                                         Ended           Ended         Months Ended          Ended               Ended
                                     Oct. 31, 1998   Oct. 31, 1997     Oct. 31, 1996     Dec. 31, 1995        Dec. 31, 1994*

Per Share Data
Net asset value, beginning of
period                                       $11.79           $11.61        $10.77            $ 9.71                  10.00

Increase (Decrease) in Net
Assets from Operations
Investment income, net                         0.14             0.13          0.08              0.10                   0.04


Net realized and unrealized gain
(loss) on investments and foreign
currency-related transactions
                                              (0.13)          0.05 (a)           0.97              1.06             (0.29)
                                  ----------------------------------    ---------------   --------------- ------------------

Net increase (decrease) from
investment operations                          0.01            0.18               1.05              1.16             (0.25)

                                  ----------------------------------    ---------------   --------------- ------------------

Distributions to Shareholders
from
Investment income, net                         0.11            0.00 (b)           0.08              0.10               0.03

Excess of investment income, net                  -             -                 0.03                 -                  -


Net realized gain on investments
and foreign currency-related transactions      0.07             -                 0.10                 -                  -


Excess of net realized gain
on investments and foreign
currency-related transactions                     -             -                    -                  -               0.01
                                  ----------------------------------    ---------------   --------------- ------------------

Total distributions                            0.18            0.00               0.21              0.10               0.04
                                  ----------------------------------    ---------------   --------------- ------------------

Net asset value, end of period             $   11.62         $ 11.79       $      11.61    $       10.77            $  9.71
                                  ==================================    ===============   =============== ==================

Total Return                                  0.06%           1.57%              9.81% (c)        11.99%            (2.47%) (c)
------------

Ratios/Supplemental Data
Net assets, end of period (000's)          $326,056       $ 387,304           $241,357       $    67,727           $  8,904

Ratio of expenses to average net              1.00%           1.00%              1.00% (d)         0.99%              0.95% (d)
assets

Ratio of investment income, net               1.14%           1.07%              1.29% (d)         1.30%              1.13% (d)
to average net assets

Decrease reflected in above
ratios
due to waiver of investment
advisory
and administration fees and
reimbursement of other expenses               0.04%           0.06%              0.14% (d)         0.54%              1.33% (d)

Portfolio turnover                              33%             31%                17% (c)           28%                27% (c)






(a) Includes the effect of net realized gains prior to a significant increase in shares outstanding.
(b) Rounds to less than $0.01
(c) Not Annualized
(d) Annualized
*  Commencement  of  Operations  was May 11, 1994






                                            Global Equity Portfolio                        Multi-Asset Global Portfolio
                                  ---------------------------------------------    ---------------------------------------------

                                     For the Year         For the Period From        For the Year        For the Period
                                        Ended              Dec. 1, 1996* to             Ended          From Nov. 1, 1996**
                                    Oct. 31, 1998            Oct. 31, 1997          Oct. 31, 1998       To Oct. 31, 1997

                                  -------------------    ----------------------    -----------------   --------------------

Per Share
Data
Net asset value, beginning of                 $18.70                    $17.58 (a)           $11.26                 $10.00
period

Increase in Net Assets from Operations
Investment income, net                          0.20                      0.19                 0.52                   0.25


Net realized and unrealized gain on
investments
and foreign currency-related transactions      (0.55)                     0.94                  0.09                      1.04

                                     ----------------    ----------------------    -----------------   --------------------


Net increase from investment
operations                                     (0.35)                     1.13                 0.61                  1.29
                                     ----------------    ----------------------    -----------------   --------------------

Distributions to Shareholders from:
Investment income, net                          0.25                      0.01                 0.26                   0.03


Net realized gain from investments and
foreign currency-related transactions           1.94                         -                 0.20                      -

                                     ----------------    ----------------------    -----------------   --------------------


Total distributions                             2.19                      0.01                 0.46                   1.26

                                     ----------------    ----------------------    -----------------   --------------------

Net asset value, end of period                $16.16                   $ 18.70              $ 11.41                 $11.26
------------------------------
                                     ================    ======================    =================   ====================

Total Return                                   (2.46%)                     6.45% (b)            5.53%                 12.92%


Ratios/Supplemental Data
Net assets, end of period (000's)            $30,763                   $64,882               $6,327                 $5,175

Ratio of net operating expenses to
 average net assets                             1.25%                     1.25% (c)            1.25%                  1.25%


Ratio of investment income, net to
average net assets                              0.86%                     1.05% (c)            2.58%                  2.50%

Decrease reflected in above expense ratios
due to waiver of investment advisory
and reimbursement of other expenses             0.11%                     0.12% (c)            0.71%                  0.92%

Portfolio turnover                               67%                       39% (b)              29%                    36%





(a) The beginning net asset value of the Portfolio was equal to the total Net Asset Value, as converted, of the outstanding Partnership Units of Harding, Loevner Management, L.P.'s -
Global Equity Limited Partnership ("GELP") as of
November 30, 1996
(b)  Not Annualized
(c)  Annualized
*    Commencement of Operations was December 1,
1996 following a tax free merger with GELP which
was formed on
      September 27, 1991.
**   Commencement of Operations



THE FUND AND ITS INVESTMENT OBJECTIVES

Harding, Loevner Funds, Inc. is a no-load, open-end management investment company that currently has four separate diversified portfolios, each of which has distinct investment objectives and policies. There is no assurance that a Portfolio will achieve its investment objective.

The investment objective and policies of each Portfolio are described below. Except as otherwise indicated, the investment policies may be changed at any time by the Fund's Board of Directors to the extent that such changes are consistent with the investment objective of the applicable Portfolio. However, each Portfolio's investment objective is fundamental and may not be changed without a majority vote of the Portfolio's outstanding shares, which is defined as the lesser of (a) 67% of the shares of the applicable Portfolio present or represented if the holders of more than 50% of the shares are present or represented at the shareholders' meeting, or (b) more than 50% of the shares of the applicable Portfolio (hereinafter, "majority vote"). The investment objective of each of the Portfolios is:




Name of Portfolio                                Investment Objective

International                                    Equity    Portfolio   To   seek
                                                 long-term capital  appreciation
                                                 through  investments  in equity
                                                 securities  of companies  based
                                                 outside the United States.

Global Equity Portfolio To seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.

Multi-Asset                                      Global    Portfolio   To   seek
                                                 long-term capital  appreciation
                                                 and a growing stream of current
                                                 income  through  investments in
                                                 equity and debt  securities  of
                                                 companies based both inside and
                                                 outside  the United  States and
                                                 debt  securities  of the United
                                                 States and foreign  governments
                                                 and    their    agencies    and
                                                 instrumentalities.

Emerging Markets Portfolio To seek long-term capital appreciation through investments in equity securities of companies based in developing markets outside the United States.



INVESTMENT POLICIES AND STRATEGY

International Equity Portfolio

The International Equity Portfolio invests at least 65% of its total assets in common stocks, securities convertible into such common stocks (including American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs")), closed-end investment companies, and rights and warrants issued by companies that are based outside the United States. The Portfolio may invest in forward foreign currency exchange contracts, equity derivative securities such as options on common stocks and options, futures and options on futures on foreign common stock indices. The Portfolio also may invest in securities of U.S. companies which derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio's total assets will be invested in securities of U.S. companies. The Portfolio also may invest up to 35% of its total assets in the types of short-term securities and in other debt securities described under the caption "Descriptions of Investments" below.

The Portfolio may invest up to 20% of its total assets in convertible securities and debt securities which are rated below investment-grade, that is, rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Corporation ("Standard & Poor's," or "S&P"), "junk bonds" and in unrated securities judged to be of equivalent quality as determined by HLM.

The Portfolio will invest broadly in the available universe of common stocks of companies domiciled in at least three countries in the following groups: (1) Europe, including Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Spain, Sweden, Switzerland, and the United Kingdom; (2) the Pacific Rim, including Australia, Hong Kong, Japan, Malaysia, New Zealand, and Singapore; (3) Canada; and (4) countries with "emerging markets" as defined by Morgan Stanley Capital International ("MSCI"). At least 65% of total assets will be denominated in at least three currencies other than the U.S. dollar.

HLM's international equity investment approach is "bottom up." The approach seeks to identify companies with excellent long-term business prospects, and then to select from among them those whose stocks appear to offer attractive absolute returns. HLM's investment criteria include both growth and value considerations. HLM seeks companies that it believes have strong balance sheets, sustainable internal growth, superior financial returns and defensible business franchises. Typically, HLM will only invest in companies that it has analyzed for a number of years. Country allocation and sector weightings reflect the results of stock selection, which itself is strongly influenced by HLM's cyclical and secular outlook for various industries, sectors, and national economies. Explicit country or sector allocation decisions are taken only when necessary to ensure that portfolios are well-diversified. HLM does not hedge foreign currency exposure, except on rare occasions when it has a strong view on the prospects for a particular currency or when hedging is desirable to improve portfolio diversification. Currency hedging is done through the use of forward contracts or options.

Portfolio Turnover. Portfolio turnover will depend on factors such as volatility in the markets that the Portfolio invests in, or the variability of cash flows into and out of the Portfolio. Portfolio turnover is expected to be low, generally below 50%, due to the emphasis on stock selection.

Global Equity Portfolio

The Global Equity Portfolio invests at least 65% of its total assets in common stocks, securities convertible into such common stocks (including ADRs and
EDRs), closed-end investment companies, and rights and warrants issued by companies that are based both inside and outside the United States. The Portfolio may invest in forward foreign currency exchange contracts, equity derivative securities such as options on common stocks and options, futures and options on futures on foreign common stock indices. The Portfolio also may invest up to 35% of its total assets in the types of short-term securities and in other debt securities described under the caption "Descriptions of Investments" below.

The Portfolio may invest up to 20% of its total assets in convertible securities and debt securities which are rated below investment-grade.

The Portfolio will invest broadly in the available universe of common stocks of companies domiciled in one of at least three countries including the United States and the countries listed above in the description of the International Equity Portfolio's investment policies and strategy. At least 65% of total assets will be denominated in at least three currencies including the U.S. dollar.


HLM's "bottom up" approach also is utilized for this Portfolio (see International Equity Portfolio, above). HLM does not hedge foreign currency exposure, except on rare occasions when it has a strong view on the prospects for a particular currency or when hedging is desirable to improve portfolio diversification. Currency hedging is done through the use of forward contracts or options.

Portfolio Turnover. Portfolio turnover will depend on factors such as volatility in the markets that the Portfolio invests in, or the variability of cash flows into and out of the Portfolio. Portfolio turnover is expected to be low, generally below 50%, due to the emphasis on stock selection.

Multi-Asset Global Portfolio

The  Multi-Asset   Global  Portfolio   invests  in  common  stocks,   securities
convertible into such common stocks (including ADRs and EDRs), closed-end investment companies, debt securities and rights and warrants issued by companies that are based both inside and outside the United States and debt securities of the United States and foreign governments and their agencies and instrumentalities. The Portfolio may invest in forward foreign currency exchange contracts, equity derivative securities such as options on common stocks and options, futures and options on futures on foreign common stock indices. The Portfolio also may invest its assets in the types of short-term securities described under the caption "Descriptions of Investments" below.

The Portfolio will invest broadly in the available universe of equity and debt securities of companies and debt securities of the United States and foreign governments and their agencies and instrumentalities domiciled in at least three countries including the United States. HLM's "bottom up" approach is utilized for the selection of equity and fixed income investments for this Portfolio (see International Equity Porfolio, above). While the Portfolio will generally emphasize equity investments, the allocation of the Portfolio among equity, fixed income and cash equivalent investments may range widely, and will vary over time according to HLM's current assessment of the relative risk and potential return of alternative investments. At least 65% of total assets will be denominated in at least three currencies including the U.S. dollar.

HLM does not hedge foreign currency exposure, except on rare occasions when it has a strong view on the prospects for a particular currency or when hedging is desirable to improve portfolio diversification. Currency hedging is done through the use of forward contracts or options.

Portfolio Turnover. Portfolio turnover will depend on factors such as volatility in the markets that the Portfolio invests in, or the variability of cash flows into and out of the Portfolio. Portfolio turnover is expected to be low, generally below 50%, due to the emphasis on security selection.



Emerging Markets Portfolio

The Emerging Markets Portfolio invests at least 65% of its total assets in common stocks, securities convertible into such common stocks (including ADRs and EDRs), closed-end investment companies, and rights and warrants issued by companies that are based in developing markets outside the United States. The Portfolio may invest in forward foreign currency exchange contracts, equity derivative securities such as options on common stocks and options, futures and options on futures on foreign common stock indices. The Portfolio also may invest in securities of U.S. companies which derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio's total assets will be invested in securities of U.S. companies. The Portfolio also may invest up to 35% of its total assets in the types of short-term securities and in other debt securities described under the caption "Descriptions of Investments" below.


The Portfolio may invest up to 20% of its total assets in convertible securities and debt securities which are rated below investment-grade.

The Portfolio will invest broadly in the available universe of common stocks of companies domiciled in one of at least three countries listed below under the caption "Description of Investments - Emerging Markets Securities." At least 65% of total assets will be denominated in at least three currencies other than the U.S. dollar.

HLM's "bottom up" approach is utilized for this Portfolio (see International Equity Portfolio, above). HLM does not hedge foreign currency exposure, except on rare occasions when it has a strong view on the prospects for a particular currency or when hedging is desirable to improve portfolio diversification. Currency hedging is done through the use of forward contracts or options.

Portfolio Turnover. Portfolio turnover will depend on factors such as volatility in the markets that the Portfolio invests in, or the variability of cash flows into and out of the Portfolio. Portfolio turnover is expected to be below 100% due to the emphasis on stock selection.

DESCRIPTIONS OF INVESTMENTS

The following briefly describes some of the different types of securities in which each Portfolio, unless otherwise specified, may invest and investment techniques in which each Portfolio may engage, subject to each Portfolio's investment objective and policies. For a more extensive description of certain of these assets and the risks associated with them, see the Statement of Additional Information.

Equity Securities. The Portfolios will invest in various types of equity securities, including common stocks, preferred stocks, convertible securities, ADRs, EDRs, rights and warrants. The stocks that the Portfolios will invest in may be either growth-oriented or value-oriented. Growth-oriented stocks are the stocks of companies that are believed to have internal strengths, such as good financial resources, a satisfactory rate of return on capital, a favorable industry position, and superior management. Value-oriented stocks have lower price multiples (either price/earnings or price/book) than other stocks in their industry and sometimes also can display weaker fundamentals such as growth of earnings and dividends. Rights and warrants are instruments which give the holder the right to purchase the issuer's securities at a stated price during a stated term.

Foreign Securities. The Portfolios will invest in foreign securities. Foreign securities include equity, foreign-fixed income, or derivative securities denominated in currencies other than the U.S. dollar, including any single currency or multi-currency units, plus sponsored and unsponsored ADRs and EDRs. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which sometimes are referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. Unsponsored ADRs and EDRs differ from sponsored ADRs and EDRs in that the establishment of unsponsored ADRs and EDRs is not approved by the issuer of the underlying securities. Risks associated with investing in foreign securities are described under the caption "Risks Associated with the Fund's Investment Policies and Investment Techniques
- Foreign Investments" below.

Emerging Markets Securities. For purposes of its investment policies, the Fund defines an emerging market as any country, the economy and market of which is generally considered to be emerging or developing by MSCI or, in the absence of an MSCI classification, by the World Bank. Under this definition, the Fund considers emerging markets to include all markets except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Emerging Markets Debt Instruments. The Emerging Markets Portfolio and the Multi-Asset Global Portfolio may invest in zero coupon securities and convertible debt or other debt securities acquired at a discount. A portion of the Portfolio's sovereign debt securities may be acquired at a discount. The Portfolio will purchase only such securities to the extent consistent with the Portfolio's investment objectives.

Foreign Governments and International and Supranational Agency Securities. The Portfolios may purchase debt obligations issued or guaranteed by foreign governments or their subdivisions, agencies and instrumentalities, and debt obligations issued or guaranteed by international agencies and supranational entities.

Convertible Securities. The Portfolios may invest in convertible preferred and debt securities which are securities that may be converted into or exchanged for, at either a stated price or stated rate, underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible fixed income securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and therefore also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.



Foreign Currency Transactions. The Portfolios do not hedge foreign currency exposure, except on rare occasions when HLM has a strong view on the prospects for a particular currency or when hedging is desirable to improve portfolio diversification. Each Portfolio will conduct its currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market, or through entering into forward contracts to purchase or sell currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. Each Portfolio will segregate cash, or liquid portfolio securities in an amount at all times equal to or exceeding their commitment with respect to contracts that are not part of a designated hedge.


U.S.   Treasury  and  other  U.S.   Government  and
Government  Agency  Securities.  Each  Portfolio  may
purchase  securities  issued by or  guaranteed  as to
principal  and interest by the U.S.  Government,  its
agencies or  instrumentalities  and  supported by the
full faith and credit of the United  States  ("U.S.
Government  Securities").  Each  Portfolio  also  may
purchase     securities     issued    by    a    U.S.
Government-sponsored  enterprise  or  federal  agency
that is  supported  either by its  ability  to borrow
from   the  U.S.   Treasury   (e.g.,   Student   Loan
Marketing   Association)   or  by  its   own   credit
standing    (e.g.,    Federal    National    Mortgage
Association).   Such  securities  do  not  constitute
direct obligations of the United States but are issued, in general, under the authority of an Act of Congress.

Inflation-Indexed Securities. Each Portfolio may invest in securities with a nominal return linked to the inflation rate from bond markets worldwide such as the U.S. Treasury Department's recently announced "inflation-protection" issues. The initial issues are ten-year notes which are issued quarterly. Other maturities will be added at a later date. The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers ("CPI-U"). These securities may also be eligible for coupon stripping under the U.S. Treasury "STRIPS" program.


Corporate Debt Instruments. Each Portfolio may purchase commercial paper, short-term notes and other obligations of U.S. and foreign corporate issuers meeting the Portfolio's credit quality standards (including variable rate notes). Other than the allowable 20% of a Portfolio's total assets invested in below-investment grade convertible and other debt securities, all investments in corporate debt instruments will be rated at least "BBB" or "A-1" (in the case of commercial paper) by S&P, "Baa" or "P-1" (in the case of commercial paper) by Moody's, or of comparable quality as determined by HLM.




Repurchase Agreements. Each Portfolio may enter into repurchase agreements under which a bank or securities firm (that is a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) agrees, upon entering into the contract, to sell U.S. Government Securities to a Portfolio and repurchase such securities from the Portfolio at a mutually agreed-upon price and date. Repurchase agreements will generally be restricted to those that mature within seven days. Securities subject to repurchase agreements will be held by the Company's custodian, sub-custodian or in the Federal Reserve/Treasury book-entry system. The Portfolios will engage in such transactions with parties selected on the basis of such party's creditworthiness and will enter into repurchase agreements only with financial institutions which are deemed by HLM to be in good financial standing and which have been approved by the Board of Directors.



For descriptions about other types of investments that each portfolio may invest in, including, but not limited to warrants, bank obligations, reverse repurchase agreements, when issued securities, futures contracts, stock index options, options on futures contracts, securities lending, and the risks related to those investments, see "Supplemental Descriptions of Investments," "Supplemental Investment Techniques," and "Supplemental Discussion of Risks Associated with the Fund's Investment Policies and Investment Techniques" in the Statement of Additional Information.


RISKS ASSOCIATED WITH THE FUND'S INVESTMENT POLICIES
AND INVESTMENT TECHNIQUES

A more detailed discussion of the risks associated with the investment policies and investment techniques of the Portfolios appears in the Statement of Additional Information.

Foreign Investments. Securities issued by foreign governments, foreign corporations, international agencies and obligations of foreign banks involve risks not associated with securities issued by U.S. entities. Changes in foreign currency exchange rates may affect the value of investments of a Portfolio. With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation and political or social instability or diplomatic developments that could affect investment in those countries. There may be less publicly available information about a foreign financial instrument than about a United States instrument and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States entities. A Portfolio could encounter difficulties in obtaining or enforcing a judgment against the issuer in certain foreign countries. In addition, certain foreign investments may be subject to foreign withholding or other taxes, although the Portfolio will seek to minimize such withholding taxes whenever practical. Investors may be able to deduct such taxes in computing their taxable income or to use such amounts as credits against their United States income taxes if more than 50% of the Portfolio's total assets at the close of any taxable year consist of stock or securities of foreign corporations. Ownership of unsponsored ADRs may not entitle the Portfolio to financial or other reports from the issuer to which it would be entitled as the owner of sponsored ADRs. See "Tax Considerations."



Emerging Markets Securities. The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices and currency valuations in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.


Derivatives and Hedging. The Portfolios may engage in hedging and other strategic transactions and certain other investment practices which may entail certain risks.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent HLM's view as to certain market movements is incorrect, the risk that the use of Derivatives could result in greater losses than if they had not been used. Use of put and call options could result in losses to a Portfolio, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values or cause the Portfolio to hold a security it might otherwise sell. The use of options and futures transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Portfolio could create the possibility that losses on the Derivative will be greater than gains in the value of the Portfolio's position. The loss from investing in futures transactions which are unhedged or uncovered, is potentially unlimited. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. A Portfolio might not be able to close out certain positions without incurring substantial losses. To the extent a Portfolio utilizes futures and options transactions for hedging, such transactions should tend to minimize the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Portfolio that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium and transaction costs. Losses resulting from the use of Derivatives will reduce the Portfolio's net asset value, and possibly income, and the losses may be greater than if Derivatives had not been used. Additional information regarding the risks and special considerations associated with Derivatives appears in the Statement of Additional Information.

High Yield/High Risk Securities. Each Portfolio may invest up to 20% of its total assets in convertible securities and debt securities rated lower than Baa by Moody's or BBB by S&P, or of equivalent quality as determined by HLM (commonly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. Each Portfolio will invest no more than 10% of its total assets in securities rated B or lower by Moody's or S&P, or of equivalent quality, but may invest in securities rated C by Moody's or D by S&P, or the equivalent, which may be in default with respect to payment of principal or interest.

Illiquid and Restricted Securities. Each Portfolio will not invest more than 15% of the value of its net assets in illiquid securities. Illiquid securities are securities which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Portfolio has valued the investments, and include securities with legal or contractual restrictions on resale, time deposits, repurchase agreements having maturities longer than seven days and securities that do not have readily available market quotations. In addition, a Portfolio may invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the counter. These factors may have an adverse effect on the Portfolio's ability to dispose of particular securities and may limit a Portfolio's ability to obtain accurate market quotations for purposes of valuing securities and calculating net asset value and to sell securities at fair value. If any privately placed securities held by a Portfolio are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.

Repurchase Agreements. In the event the other party to a repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding or such party fails to satisfy its obligations thereunder, a Portfolio could (i) experience delays in recovering cash or the securities sold (and during such delay the value of the underlying securities may change in a manner adverse to the Portfolio) or (ii) lose all or part of the income, proceeds or rights in the securities to which the Portfolio would otherwise be entitled.

INVESTMENT RESTRICTIONS

The following fundamental investment restrictions apply to each Portfolio and may be changed with respect to a particular Portfolio only by the majority vote of that Portfolio's outstanding shares. Accordingly, no Portfolio may:

         (a) invest more than 5% of its total assets in securities of any one issuer, other than securities issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Portfolio's total assets;

                  (b) invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry other than the U.S. Government, its agencies or instrumentalities. Finance companies as a group are not considered a single industry for purposes of this policy;

         (c) borrow money, except through reverse repurchase agreements or from a bank for temporary or emergency purposes in an amount not exceeding one third of the value of its total assets nor will the Portfolios borrow for leveraging purposes. In addition, although not a fundamental policy, the Portfolios will repay any money borrowed before any additional portfolio securities are purchased. See the Statement of Additional Information for a further description regarding reverse repurchase agreements; (d) purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate and securities of companies that deal in real estate or mortgages) or real estate limited partnerships, or purchase or sell physical commodities or contracts relating to physical commodities; or

         (e) purchase or retain the securities of any open-end investment companies.

The above percentage limits are based upon current asset values at the time of the applicable transaction; accordingly, a subsequent change in asset or security values will not affect a transaction which was in compliance with the investment restrictions at the time such transaction was effected. See the Statement of Additional Information for additional investment restrictions.


YIELDS AND TOTAL RETURN

The Portfolios' yield for any 30-day (or one month) period is computed by dividing the net investment income per share earned during such period by the maximum public offering price per share on the last day of the period, and then annualizing such 30-day (or one month) yield in accordance with a formula prescribed by the Commission which provides for compounding on a semiannual basis. The Portfolios may from time to time advertise their total return. Any total return quotations advertised will reflect the average annual compounded rate of return during the designated time period based on a hypothetical initial investment and the redeemable value of that investment at the end of the period.

The Portfolios will at times compare their performance to applicable published indices, and also may disclose their performance as ranked by certain analytical services. See the Statement of Additional Information for more information about the calculation of yields and total returns. Performance figures are based upon historical earnings and are not intended to indicate future performance.

DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by AMT Capital pursuant to a Distribution Agreement (the "Distribution Agreement") dated as of May 29, 1998 between the Fund and AMT Capital. No fees are payable by the Fund pursuant to the Distribution Agreement.


DETERMINATION OF NET ASSET VALUE

The "net asset value" per share of each Portfolio is calculated as of the close of business on days when the New York Stock Exchange is open for business, (hereinafter, "Business Day"). Each Portfolio determines its net asset value per share by subtracting that Portfolio's liabilities (including accrued expenses and dividends payable) from the total value of the Portfolio's investments and other assets and dividing the result by the total outstanding shares of the Portfolio.

For purposes of calculating each Portfolio's net asset value, securities are valued as follows: (1) all portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at their last sale price, or if there are no trades, at the latest bid price; (2) deposits and repurchase agreements are valued at their cost plus accrued interest unless HLM determines in good faith, under procedures established by and under the general supervision of the Fund's Board of Directors, that such value does not approximate the fair value of such assets; (3) U.S. securities listed or traded on an exchange are valued at their last sale price on that exchange, or if there are no trades, at the mean between the latest bid and asked prices; (4) Non-U.S. securities listed or traded on an exchange are valued at their last sale price on that exchange on the current day, or if there are no trades on that day, at the most recent sale price available on that exchange, (5) securities which are traded both in the OTC market and on a stock exchange will be valued according to the broadest and most representative market; (6) short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Portfolio and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument; and (7) the value of other assets for which market quotations are not readily available will be determined in good faith by HLM at fair value under procedures established by and under the general supervision of the Fund's Board of Directors. Quotations of foreign securities denominated in a foreign currency are converted to a U.S. dollar-equivalent at exchange rates obtained from an automated pricing service at 11:00 EST at the bid price except for the Royal Currencies (United Kingdom, Ireland, European Currency Unit, Australia and New Zealand), which are valued at the ask price.

PURCHASE AND REDEMPTION OF SHARES

Purchases

There is no sales charge imposed by the Fund. The minimum initial investment in any Portfolio of the Fund is $100,000; additional purchases or redemptions may be of any amount. The Fund has authorized one or more brokers to accept, on its behalf, purchase orders. Such brokers are authorized to designate other intermediaries to accept purchase orders on the Fund's behalf. The Fund will be deemed to have received a purchase order when an authorized broker or, if applicable, a broker's authorized agent accepts the order. Share purchase orders placed through an authorized broker or the broker's authorized designee will be priced at the Fund's Net Asset Value next computed after they are accepted by an authorized broker or the broker's authorized designee. With respect to purchases of Fund shares through certain brokers: 1) a broker may charge transaction fees,
2) duplicate mailings of Fund material to shareholders who reside at the same address may be eliminated, and 3) the minimum initial investment through certain brokers may be less than a direct purchase with the Fund.

The offering of shares of the Fund is continuous and purchases of shares of the Fund may be made on any Business Day. The Fund offers shares at a public offering price equal to the net asset value next determined after receipt of a purchase order.

Purchases of shares must be made by wire transfer of Federal funds. Share purchase orders are effective on the date when Investors Capital, a branch office of AMT Capital, receives a completed Account Application Form (and other required documents) and Federal funds become available to the Fund in the Fund's account with the Transfer Agent as set forth below. The shareholder's bank may impose a charge to execute the wire transfer.
The wiring instructions are:

     Investors Bank & Trust Company, Boston, MA
                  ABA#: 011-001-438
    Account Name: AMT Capital Securities, L.L.C.
                - Fund Purchase Account
                Account #: 933333333
      Reference: Harding, Loevner Funds, Inc. -
                (designate Portfolio)


In order to purchase shares on a particular Business Day, a purchaser must call Investors Capital at (212) 332-5210 prior to the close of business (normally 4:00 p.m. Eastern time) to inform the Fund of the incoming wire transfer and must clearly indicate which Portfolio is to be purchased. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives notification after the above-mentioned cut-off times, or if Federal funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that Federal funds are received.

Redemptions

The Fund will redeem all full and fractional shares of the Fund upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If such notice is received by the Transfer Agent by the close of business (normally 4:00 p.m. Eastern time) on any Business Day, the redemption will be effective on the date of receipt. Payment ordinarily will be made by wire on the next Business Day but within no more than seven days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off times, the redemption notice will be deemed received as of the next Business Day.

The Fund has authorized one or more brokers to accept, on its behalf, redemption orders. Such brokers are authorized to designate other intermediaries to accept redemption orders on the Fund's behalf. The Fund will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker's authorized agent accepts the order. Share redemption orders placed through an authorized broker or the broker's authorized designee will be priced at the Fund's Net Asset Value next computed after they are accepted by an authorized broker or the broker's authorized designee.

There is no charge imposed by the Fund to redeem shares of the Fund; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount such shareholder has invested in the Fund.

To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder and the shareholder's account number. Shares redeemed receive dividends up to and including the day preceding the day the redemption proceeds are wired.

A shareholder may change its authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A shareholder may request redemption by calling the Transfer Agent at (800) 247-0473. Telephone redemption is made available to shareholders of the Fund on the Account Application Form. The Fund or the Transfer Agent employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. If either the Fund or the Transfer Agent does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.


Exchange Privilege

Shares of each Portfolio may be exchanged for shares of another Portfolio based on the respective net asset values of the shares involved in the exchange, assuming that shareholders wishing to exchange shares reside in states where these mutual funds are qualified for sale. The Fund's Portfolio minimum amounts of $100,000 would still apply. An exchange order is treated the same as a redemption followed by a purchase. Investors who wish to make exchange requests should telephone Investors Capital at (212) 332-5210 or the Transfer Agent at
(800) 247-0473.


DIVIDENDS

Each Portfolio will declare and pay a dividend from its net investment income, and distributions from its realized net short-term and net long-term capital gains, if any, at least annually by automatically reinvesting (unless a shareholder has elected to receive cash) such dividends and distributions, short-term or long-term capital gains in additional shares of the Portfolio at the net asset value on the ex-date of the dividends or distributions.

MANAGEMENT OF THE FUND

Board of Directors

The Board of  Directors  of the Fund are  responsible
for the overall  management  and  supervision  of the
Fund.  The Fund's  Directors  are James C. Brady III,
Jane  A.  Freeman,  Samuel  R.  Karetsky,   David  R.
Loevner    and    Carl   W.    Schafer.    Additional
information   about  the  Directors  and  the  Fund's
executive  officers may be found in the  Statement of
Additional     Information    under    the    heading
"Management of the Fund - Board of Directors."

Investment Adviser

Subject to the direction and authority of the Fund's Board of Directors, HLM provides investment advisory services to each Portfolio pursuant to Investment Advisory Agreements, dated October 14, 1996. Under the Investment Advisory Agreements, HLM is responsible for providing investment research and advice, determining which portfolio securities shall be purchased or sold by each Portfolio of the Fund, purchasing and selling securities on behalf of the Portfolios and determining how voting and other rights with respect to the portfolio securities of the Portfolios are exercised in accordance with each Portfolio's investment objective, policies, and restrictions. HLM also provides office space, equipment and personnel necessary to manage the Fund.



HLM, established in 1989, is a registered investment adviser that specializes in global investment management for private investors and institutions. HLM currently has approximately $1.3 billion in assets under management. HLM is located at 50 Division Street, Suite 401, Somerville, NJ 08876. HLM manages assets for several other registered investment companies.



HLM bears the expense of providing the above services to the Fund. For its services, each of the International Equity Portfolio, Global Equity Portfolio, Multi-Asset Global Portfolio and Emerging Markets Portfolio pay HLM a monthly fee at an annual rate of 0.75%, 1.00%, 1.00% and 1.25%, respectively, of its average daily net assets. The advisory fee paid by each Portfolio is higher than that charged by most funds which invest primarily in U.S. securities, but not necessarily higher than the fees charged to funds with investment objectives similar to those of the Portfolios.

Portfolio Managers

Daniel D. Harding, CFA, (responsible for global portfolio management), co-founder of HLM and a director of its general partner, is the firm's chief investment officer, with overall responsibility for investment policy. Dan served for twelve years as a senior investment manager with Rockefeller & Co., investment adviser to the Rockefeller family and related institutions. As manager of the family's flagship equity, fixed income and balanced fund portfolios, he set investment strategy and provided investment counseling to family members, trusts and private businesses. In this capacity he also spearheaded the diversification of the firm's investments into overseas markets. Dan began his career as a trust investment officer at American National Bank & Trust in Morristown, NJ. He is an honors graduate in History and International Relations from Colgate University (1974), a Chartered Financial Analyst, and a Chartered Investment Counselor. Dan is a trustee and treasurer of the Peck School.

Simon Hallett, CFA, (responsible for international portfolio management), senior portfolio manager and a director of the firm's general partner, is chairman of the investment committee and a senior portfolio manager. Simon has managed global portfolios for individuals and institutions since 1979, when he joined the investment management department of London-based Buckmaster and Moore. In 1981 he moved to Hong Kong, where he began to concentrate on Asian markets, and in 1984, joined Jardine Fleming Investment Management, one of Asia's largest and most respected investment management companies. Simon's ultimate position at Jardine Fleming was director in charge of a team of six portfolio managers investing in the markets of Southeast and North Asia for a diverse clientele comprising European pension plans, governments, and private clients, Rockefeller & Co. among them. He joined HLM in 1991. A British subject, Simon is an honors graduate of Oxford University in Politics, Philosophy and Economics.



Ferrill D.Roll, CFA (responsible for multi-asset global portfolio management), a principal of the firm, is a portfolio manager and a member of the investment committee. Ferrill has fifteen years' experience across a wide range of international markets. For the four years prior to joining HLM in 1996, he was general partner of Cesar Montemayor Capital, L.P., a global investment partnership investing in fixed income, currency, and equity markets. Six years before that, he worked in international equity sales, first at First Boston (1985-1989) and later at Baring Securities (1989-1992), focusing primarily on European markets. During 1990, he acted as head of Baring's German equity research, in Frankfurt. From 1980-1984, Ferrill worked at JP Morgan, where he advised corporate clients on foreign exchange markets and set up the currency options trading department. He graduated from Stanford University in 1980 with a degree in Economics.



G. "Rusty" Johnson III, CFA, (responsible for emerging markets portfolio management), a principal of the firm, is the research manager and a member of the investment committee. He began his career in Hong Kong in 1986, developing computer-based arbitrage programs for Chin Tung Futures, subsequently a subsidiary of Standard Chartered Bank. The following year he joined Jardine Fleming Research to concentrate on Asian equities. After three years in Hong Kong and two years in Bangkok, Rusty moved to Jardine Fleming's parent company, Robert Fleming, in New York as an institutional broker of Asian equities. He spent an additional year in institutional equity sales in New York with Peregrine Securities before joining HLM in 1994. Rusty is a magna cum laude graduate in Economics of Washington and Lee University (1986), where his program included studies at Fu Jen University, Taiwan, and the Chinese University of Hong Kong.



David R. Loevner, CFA, co-founder, is the chief executive officer of HLM and a director of the firm's general partner. He serves on the investment committee, and is responsible for the firm's administration, business development and client service. His prior experience includes nine years with Rockefeller & Co., where he managed equity portfolios, counseled family members, and developed new financial planning and asset allocation tools. David also managed a number of professional service units within the Rockefeller family office, including the Rockefeller Insurance Company, which he established in 1985. In 1987, David established Rockefeller's first Asian office, in Hong Kong, from which he directed a region-wide investment program comprising small company and venture investments. Before Rockefeller, David worked for the World Bank, as country economist for Brazil. He graduated summa cum laude from Princeton University and, as a Sachs Scholar, received graduate degrees in Statistics and in Economics from Oxford University. David is a director of the Princeton University Investment Company, a trustee of Goucher College, an advisory trustee of Outward Bound USA, and a Chartered Investment Counselor.



Alexander T. Walsh, CFA, a principal of the firm, is a portfolio manager and a member of the investment committee. From 1979 through 1982, he worked in money market trading and operations for J. Henry Schroder Bank & Trust Co., New York. Alec joined Merrill Lynch, New York in 1982 as an account executive. In 1987 he moved to Paine Webber, where he built an institutional equity clientele comprising Fortune 100 accounts and investment advisers. Promoted to 1st Vice President in 1992, he remained with the firm until joining
HLM in 1994. Alec is a 1978 graduate of McGill University with a BA in North American Studies.


S. Clarke Moody, a principal of the firm, is a research analyst. He has sixteen years of corporate banking experience analyzing, marketing and executing corporate finance transactions with companies across a range of industries and geographies. Most recently, Clarke was a managing director at ABN AMRO Bank, where he established and ran the New York-based global media and communications finance unit. For the previous two years, he was a Director at Barclays de Zoete Wedd in New York, where he dealt with companies in the technology and defense industries. Clarke spent the bulk of his career at Chase Manhattan Bank, where he focused on companies in the multinational pharmaceutical industry for seven years in New York and Puerto Rico, and the capital goods and industrial components industries for another four years in New York and Houston. A 1978 graduate of Colby College with a degree in English Literature, Clarke also studied at the University of London.


Peter J. Baughan, CFA, is a securities analyst. He has fourteen years experience analyzing and investing in companies in Asia, Europe and the U.S. He joins HLM from Rockefeller & Co. where he has worked since 1988. With Rockefeller, Peter spent two years in New York as an investment analyst and six years in London and Paris as manager of the firm's European private equity investment portfolio. From 1983-1988, Peter worked at Chase Manhattan Bank. Following credit training and two years in international credit audit, Peter spent two years in Chase's Jakarta office managing problem loan workouts. Peter is a 1983 graduate of the University of North Carolina at Chapel Hill with a degree in political science.


Administrator

Pursuant to an Administration Agreement between the Fund and Investors Capital, dated as of May 29, 1998, Investors Capital provides for administrative services to, and assists in managing and supervising all aspects of, the general day-to-day business activities and operations of the Fund other than investment advisory activities, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

The Fund pays Investors Capital a monthly fee at an annual rate of 0.15% on the first $500 million of the average daily net assets of the Fund, 0.10% on the next $500 million of the average daily net assets of the Fund, and 0.05% on the average daily net assets over $1 billion. Each Portfolio pays a proportionate share of the fee based on its relative net assets.

Investors Capital, formerly AMT Capital Services, Inc. prior to its merger with Investors Financial Services, Corp. on May 29, 1998, is an affiliate of Investors Bank & Trust, Co. which serves as the Fund's custodian, fund accounting agent and transfer agent. The senior managers of Investors Capital are former officers of Morgan Stanley and the Vanguard Group, where they were responsible for the private label administration group of Vanguard, which administered nearly $10 billion in assets for 45 portfolios, respectively.



Year 2000 Problem

Many computer systems and applications in use today process transactions using two-digit date fields for the year of the transaction, rather than the full four digits. If these systems are not modified or replaced, transactions occurring after 1999 could be processed as year "1900", which could result in
processing inaccuracies and computer system failures.   This  is commonly
known as the Year 2000 problem. Should any of the computer systems employed by the Fund's major service providers fail to process Year 2000, that could have a significant negative impact on the Fund's operations and the services that are provided to the Fund's shareholders. In addition, to the extent that the operations of issuers of securities held by the Fund are impaired by the Year 2000 problem, or prices of securities held by the Fund's decline as a result of real or perceived problems relating to the Year 2000, the value of the Fund's shares may be materially affected.





The Fund has been advised that the Investment Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent (collectively "Service Providers") began to address the Year 2000 issue several years ago in connection with the replacement or upgrading of certain computer systems and applications. During 1997, the Service Providers began a formal Year 2000 initiative, which established a structured and coordinated process to deal with the Year 2000 issue. The Service Providers report that they have completed their assessment of the Year 2000 issues on its domestic and international computer systems and applications. Currently, the Board of Directors of the Fund expects that the full integration testing of these systems and testing of interfaces with third-party suppliers will continue through 1999. At this time the Board of Directors of the Fund believes that the costs associated with resolving this issue will not have a material adverse effect on the operations of the Fund.




TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law.



Federal Income Taxes

Each active Portfolio has qualified and intends to continue to qualify to be treated as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended. The Emerging Markets Portfolio intends to qualify to be treated a regulated investment company. To qualify, a Portfolio must meet certain income, distribution and diversification requirements. In any year in which a Portfolio qualifies as a RIC and distributes all of its taxable income and substantially all of its net tax-exempt interest income on a timely basis, the Portfolio generally will not pay U.S. federal income or excise tax. If in any year a Portfolio should fail to qualify as a regulated investment company, the Portfolio would be subject to federal income tax in the same manner as an ordinary corporation, and distributions to shareholders would be taxable to such holders as ordinary income to the extent of the earnings and profits of the Portfolio. Distributions in excess of earnings and profits will be treated as a tax-free return of capital, to the extent of a holder's basis in its shares, and any excess, as a long- or short-term capital gain.


Each Portfolio intends to distribute all of its taxable income by automatically reinvesting such amount in additional shares of the Portfolio and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form, to receive cash payments for such distributions. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.



Dividends paid by a Portfolio from its investment company taxable income (including interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income, whether received in cash or in additional Fund shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable mid-term or long-term capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of a Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction.


A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. As noted above, IRAs receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

State and Local Taxes

A Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.

Portfolio distributions may be subject to state and local taxes. Distributions of a Portfolio which are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in a Portfolio.

SHAREHOLDER INFORMATION

Description of the Fund

The Fund was established under Maryland law by the filing of its Articles of Incorporation on July 31, 1996. The Fund's Articles of Incorporation permit the Directors to authorize the creation of additional Portfolios, each of which may issue separate classes of shares. Currently, the Fund has four separate Portfolios.


Voting Rights

Each share of common stock of a Portfolio or class is entitled to one vote for each dollar of net asset value and a proportionate fraction of a vote for each fraction of a dollar of net asset value. Generally, shares of each Portfolio and class vote together on any matter submitted to shareholders, except when otherwise required by the 1940 Act or when a matter affects the interests of each Portfolio or class in a different way, in which case the shareholders of each Portfolio or class vote separately. If the Directors determine that a matter does not affect the interests of a Portfolio or class, then the shareholders of that Portfolio or class will not be entitled to vote on that matter. Approval of the investment advisory agreements are matters to be determined separately by each Portfolio (but not by each class of a Portfolio). The election of the Fund's Board of Directors and the approval of the Fund's independent auditors are voted upon by shareholders on a Fund-wide basis. As a Maryland corporation, the Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or a Portfolio's operation and for the election of Directors under certain circumstances.

Directors may be removed by shareholders at a special meeting. A special meeting of the Fund shall be called by the Directors upon written request of shareholders owning at least 10% of the Fund's outstanding shares. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.



OTHER PARTIES

Custodian and Accounting Agent

Investors Bank & Trust Company, P.O. Box 1537, Boston, Massachusetts 02205-1537, is Custodian for the securities and cash of the Fund and Accounting Agent for the Fund.


Transfer and Dividend Disbursing Agent

Investors Bank & Trust Company, P.O. Box 1537, Boston, Massachusetts 02205-1537, is Transfer Agent for the shares of the Fund, and Dividend Disbursing Agent for the Fund.

Legal Counsel

Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006-2401, is legal counsel for the Fund.

Independent Auditors

Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, is the independent auditor for the Fund.



SHAREHOLDER INQUIRIES

Inquiries concerning the Fund may be made by writing to Investors Capital, 600 Fifth Avenue, 26th Floor, New York, New York 10020-2302 or by calling Investors Capital at (212) 332-5210.









         STATEMENT OF ADDITIONAL INFORMATION



            Harding, Loevner Funds, Inc.
   Distributed By: AMT Capital Securities, L.L.C.
                  600 Fifth Avenue
                     26th Floor
                 New York, NY 10020
                   (212) 332-5210


Harding,  Loevner  Funds,  Inc.  (the  "Fund")  is  a
no-load,   open-end  management   investment  company
consisting    of   four    diversified    portfolios:
International   Equity   Portfolio,   Global   Equity
Portfolio,    Emerging    Markets    Portfolio    and
Multi-Asset  Global  Portfolio  (each a "Portfolio").
There is no sales  charge  for  purchase  of  shares.
Each   Portfolio  is  managed  by  Harding,   Loevner
Management, L.P. ("HLM"). Shares of each Portfolio may be purchased through AMT Capital Securities, L.L.C. ("AMT Capital").




This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of the Fund, dated February 1, 1999, (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling or writing Investors Capital Services, Inc. ("Investors Capital"), a branch office of AMT Capital, at the telephone number or address stated above. This Statement of Additional Information incorporates by reference the Prospectus.



February 1, 1999






                                                 TABLE OF CONTENTS
                                                                            Page

Organization of the Fund..............................................        3

Management of the Fund................................................        4
         Board of Directors and Officers..............................        4
         Investment Adviser...........................................        5
         Administrator................................................        6

Distribution of Fund Shares...........................................        6

Principal Holders of Securities........................................       6

Supplemental Descriptions of Investments...............................       8

Supplemental Investment Techniques.....................................      12

Supplemental Discussion of Risks Associated With the
Fund's Investment Policies and Investment Techniques...................      18

Portfolio Transactions.................................................      19

Net Asset Value........................................................      19

Tax Considerations.....................................................      20

Shareholder Information................................................      24

Calculation of Performance Data........................................      24

Ratings Descriptions...................................................      25

Financial Statements...................................................      26


              ORGANIZATION OF THE FUND

The authorized capital stock of the Fund consists of 2,500,000,000 shares with $.001 par value, allocated as follows: (i) 500,000,000 shares to the International Equity Portfolio; (ii) 500,000,000 shares to the Global Equity Portfolio; (iii) 500,000,000 shares to the Emerging Markets Portfolio; (iv) 500,000,000 shares to the Multi-Asset Global Portfolio and (v) 500,000,000 shares not yet allocated to any Portfolio. Holders of shares of a Portfolio have one vote for each dollar, and a proportionate fraction of a vote for each fraction of a dollar, of net asset value held by a shareholder. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no preemptive or conversion rights. The Board of Directors of the Fund, under Maryland General Corporation Law, is authorized to establish more than one class of shares for each portfolio of the Fund.

The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors.


               MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

The Fund is managed by its Board of Directors. The individuals listed below are the officers and directors of the Fund. An asterisk (*) has been placed next to the name of each director who is an "interested person" of the Fund, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), by virtue of his or her affiliation with the Fund or HLM.




      -------------------------------------- -------------------- ----------------------------------------------
                                             Position with the    Principal Occupation
      Name, Address and Age                  Company              During Past Five Years
      -------------------------------------- -------------------- ----------------------------------------------
      -------------------------------------- -------------------- ----------------------------------------------
      *James C. Brady III                    Director             Brady Realty
      Brady Realty Company                                        Company
      Box 351 Gladstone NJ 07934                                  1988-present.
      Age, 40
      -------------------------------------- -------------------- ----------------------------------------------
      -------------------------------------- -------------------- ----------------------------------------------
      Jane A. Freeman                        Director             Formerly Investment Manager, Rockefeller & Co., 1988-
      c/o Investors Capital Services, Inc.                        January, 1999.
      600 Fifth Avenue, 26th Floor
      NY, NY 10020
      Age, 45
      -------------------------------------- -------------------- ----------------------------------------------
      -------------------------------------- -------------------- ----------------------------------------------
      Samuel R. Karetsky                     Director             European Investors, Inc., Managing Director 11/98 - present;
      666 Madison Avenue, 16th Floor                              Samuel R. Karetsky L.L.C. 3/97 - 11/98; Morgan Stanley & Co.,
      New York, NY  10021                                         Managing Director 6/95 - 3/97; OFFITBANK, Managing Director
      Age, 53                                                     4/90-6/95
      -------------------------------------- -------------------- ----------------------------------------------
      -------------------------------------- -------------------- ----------------------------------------------
      Carl W. Schafer                         Director            The Atlantic Foundation, President
      66 Witherspoon Street                                       1990-present.
      Princeton, NJ  08542
      Age, 62
      -------------------------------------- -------------------- ----------------------------------------------
      -------------------------------------- -------------------- ----------------------------------------------
      *David R. Loevner                      Director             Harding Loevner Management, L.P. President
      Harding Loevner Management, L.P.                            and CEO 7/89 - present; Rockefeller & Co.,
      50 Division Street Suite 401,                               Investment Manager 1/81-7/89
      Somerville, NJ 08876
      Age, 44
      -------------------------------------- -------------------- ----------------------------------------------
      -------------------------------------- -------------------- ----------------------------------------------
      William E. Vastardis                   Secretary and        Investors Capital Services, Inc., (Formerly
      Investors Capital Services, Inc.       Treasurer            AMT Capital Services, Inc.), Managing
      600 Fifth Avenue, 26th Floor                                Director 7/92 - present; Vanguard Group
      New York, NY 10020                                          Inc., Vice President, 1/87 - 4/92.
      Age, 42
      -------------------------------------- -------------------- ----------------------------------------------
      -------------------------------------- -------------------- ----------------------------------------------
      Richard Reiter                         Assistant Secretary  Harding, Loevner Management, L.P. Product
      Harding Loevner Management, L.P.                            Information Manager 4/96-present;
      50 Division Street Suite 401,                               HarrisTrust, Vice President 4/91-4/96.
      Somerville, NJ 08876
      Age, 32
      -------------------------------------- -------------------- ----------------------------------------------
      -------------------------------------- -------------------- ----------------------------------------------
      Carla E. Dearing                       Assistant Treasurer  Investors Capital Services, Inc., (Formerly
      Investors Capital  Services, Inc.                           AMT Capital Services, Inc.), Managing
      600 Fifth Avenue, 26th Floor                                Director, Principal and Director, 1/92 -
      New York, NY  10020                                         present; AMT Capital Advisers, Inc.,
      Age, 35                                                     Principal and Senior Vice President, 1/92 -
                                                                  5/98;   Morgan
                                                                  Stanley & Co.,
                                                                  Vice
                                                                  President,
                                                                  11/88 - 1/92.
      -------------------------------------- -------------------- ----------------------------------------------





No employee of HLM or Investors Capital receives any compensation from the Fund for acting as an officer or director of the Fund. The Fund pays each director who is not a director, officer or employee of HLM, Investors Capital, or any of their affiliates, a fee of $1,000 for each meeting attended, and each of the Directors receives an annual retainer of $10,000 which is paid in quarterly installments at the end of each quarter. Directors and officers of the Fund collectively owned less than 1% of the Fund's outstanding shares as of October 31, 1998.

By virtue of the responsibilities assumed by HLM, Investors Capital and AMT Capital and their affiliates under their respective agreements with the Fund, the Fund itself requires no employees in addition to its officers.








                        Director's Compensation Table for the period ended October 31, 1998
------------------------------- ------------------------- --------------------- ---------------- --------------------
           Director              Aggregate Compensation        Pension or          Estimated     Total Compensation
                                    From Registrant       Retirement Benefits       Annual         From Registrant
                                                           Accrued As Part of    Benefits Upon    and Fund Complex
                                                             Fund Expenses        Retirement      Paid to Directors
------------------------------- ------------------------- --------------------- ---------------- --------------------
------------------------------- ------------------------- --------------------- ---------------- --------------------
David R. Loevner                                      $0                    $0               $0                   $0
------------------------------- ------------------------- --------------------- ---------------- --------------------
------------------------------- ------------------------- --------------------- ---------------- --------------------
James C. Brady III                              $15, 000                    $0               $0             $15, 000
------------------------------- ------------------------- --------------------- ---------------- --------------------
------------------------------- ------------------------- --------------------- ---------------- --------------------
Jane A. Freeman                                 $15, 000                    $0               $0             $15, 000
------------------------------- ------------------------- --------------------- ---------------- --------------------
------------------------------- ------------------------- --------------------- ---------------- --------------------
Samuel R. Karetsky*                               $8,000                    $0               $0              $8, 000
------------------------------- ------------------------- --------------------- ---------------- --------------------
------------------------------- ------------------------- --------------------- ---------------- --------------------
Carl W. Schafer                                 $15, 000                    $0               $0             $15, 000
------------------------------- ------------------------- --------------------- ---------------- --------------------
* This director was nominated on June 11, 1998.



INVESTMENT ADVISER

HLM provides investment advisory services to the Fund. The terms of the investment advisory agreements (the "Advisory Agreements") between the Fund, on behalf of each Portfolio, and HLM obligate HLM to provide investment advisory and portfolio management services to the Portfolios. HLM is a registered investment adviser organized in 1989. HLM provides investment advisory services to private investors and institutions.

The Advisory Agreements will remain in effect for two years following their date of execution and thereafter will automatically continue for successive annual periods, so long as such continuance is specifically approved at least annually by (a) the Board of Directors or (b) the vote of a "majority" (as defined in the 1940 Act) of a Portfolio's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund by vote cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreements are terminable without penalty on not less than 60 days' notice by the Board of Directors or by a vote of the holders of a majority of the relevant Portfolio's outstanding shares voting as a single class, or upon not less than 60 days' notice by HLM. Each of the Advisory Agreements will terminate automatically in the event of its "assignment" (as defined in the 1940
Act).

HLM pays all of its own expenses arising from the performance of its obligations under the Advisory Agreements. Under its Advisory Agreements, HLM also pays all executive salaries and expenses of the Directors and Officers of the Fund who are employees of HLM or its affiliates, and office rent of the Fund. Subject to the expense reimbursement provisions described in the Prospectus under "Fund Expenses," other expenses incurred in the operation of the Fund are borne by the Fund, including, without limitation, investment advisory fees and administration fees, brokerage commissions, interest, fees and expenses of independent attorneys, auditors, custodians, accounting agents, transfer agents, taxes, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares of the Fund under federal and state laws and regulations, expenses of printing and distributing reports, notices and proxy materials to existing shareholders, expenses of printing and filing reports and other documents filed with governmental agencies, expenses of annual and special shareholders' meetings, expense of printing and distributing prospectuses, fees and expenses of Directors of the Fund who are not employees of HLM or its affiliates, membership dues in the Investment Company Institute, insurance premiums and extraordinary expenses such as litigation expenses. Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to the net assets of each Portfolio. For the years ended October 31, 1998, October 31, 1997, the ten months ended October 31, 1996, and the year ended December 31, 1995, the amount of advisory fees (net of waivers and reimbursements) paid by each Portfolio were as follows:





 ----------------------------------- ------------------- -------------------- -------------------- ----------------------
                                         Year Ended      Year Ended October      Period Ended       Year Ended December
             Portfolio                October 31, 1998        31, 1997         October 31, 1996          31, 1995
 ----------------------------------- ------------------- -------------------- -------------------- ----------------------
International Equity Portfolio               $2,662,338           $2,440,398             $724,042                $70,156
Global Equity Portfolio (1)                     517,586              562,613                  N/A                    N/A
Multi-Asset Global Portfolio (2)                 17,250                3,824                  N/A                    N/A
Emerging Markets Portfolio (3)                      N/A                  N/A                  N/A                    N/A
(1) Commencement of Operations was December 1, 1996.
(2) Commencement of Operations was November 1, 1996.
(3) Commencement of Operations was November 9, 1998




                                                   ADMINISTRATOR

Pursuant to its terms, the administration agreement (the "Administration Agreement") between the Fund and Investors Capital as Administrator, obligates the Administrator to manage and supervise all aspects of the general day-to-day business activities and operations of the Fund other than investment advisory activities, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Administration Agreement will remain in effect until October 14, 2001 and thereafter will automatically continue unless terminated on notice.






 ----------------------------------- ------------------- -------------------- -------------------- ----------------------
                                         Year Ended      Year Ended October      Period Ended       Year Ended December
             Portfolio                October 31, 1998        31, 1997         October 31, 1996          31, 1995
 ----------------------------------- ------------------- -------------------- -------------------- ----------------------
International Equity Portfolio                 $562,839             $530,546             $178,685                $47,765
Global Equity Portfolio (1)                      87,686               95,888                  N/A                    N/A
Multi-Asset Global Portfolio (2)                  9,019                6,774                  N/A                    N/A
Emerging Markets Portfolio (3)                      N/A                  N/A                  N/A                    N/A
(1) Commencement of Operations was December 1, 1996.
(2) Commencement of Operations was November 1, 1996.
(3) Commencement of Operations was November 9, 1998


             DISTRIBUTION OF FUND SHARES


Shares of the Fund are distributed by AMT Capital pursuant to a Distribution Agreement (the "Distribution Agreement") between the Fund and AMT Capital. The Fund and AMT Capital have agreed to indemnify one another against certain liabilities. The Distribution Agreement will remain in effect until October 14, 1999 and thereafter will continue for successive annual periods only if its continuance is approved annually by a majority of the Board of Directors who are not parties to such agreements or "interested persons" of any such party and either by votes of a majority of the Directors or a majority of the outstanding voting securities of the Fund.




           PRINCIPAL HOLDERS OF SECURITIES


         As of January 5, 1999, no shareholder is deemed a "control person" of the Fund as such term is defined in the 1940 Act.

         As of January 5, 1999, the following persons held 5 percent or more of the outstanding shares of the International Equity Portfolio:






Title of Class      Name and Address of Beneficial Owner               Amount and Nature of           Percent of
--------------      ------------------------------------               ---------------------          ----------
                                                                       Beneficial Ownership            Portfolio
Common Stock,       Wilmington Trust Company Agent for Longwood   Direct Ownership                      9.1%
$.001 per Share     Gardens, Wilmington, DE  19890-0001

Common Stock,       NationsBanc Montgomery  Securities, Inc. -    Direct Ownership                      8.6%
$.001 per Share     Custody Account for the Exclusive Benefit
                    of Customers, 600 Montgomery Street, San
                    Francisco, CA  94111

Common Stock,       The National Gallery of Art, Sixth and        Direct Ownership                      8.3%
$.001 per Share     Constitution Ave., Washington, DC  20565

Common Stock,       Children's Hospital of Philadelphia, 34th     Direct Ownership                      8.2%
$.001 per Share     and Civic Center Blvd., Philadelphia, PA
                    19104

Common Stock,       The Bank of New York (nominee) Mutual         Direct Ownership                      6.2%
$.001 per Share     Fund/Reorg. Dept., P.O. Box 1066, Wall
                    Street Station, New York, NY  10268

Common Stock,       The Public Welfare Foundation, 2600           Direct Ownership                      5.4%
$.001 per Share     Virginia Avenue NW, Washington, DC  20037








As of January 5, 1998, the following persons held 5 percent or more of the outstanding shares of the Global Equity Portfolio:



Title of Class      Name and Address of Beneficial Owner               Amount and Nature of           Percent of
--------------      ------------------------------------               ---------------------          ----------

Common Stock,       Edward & Darlene Lowe Charitable Remainder    Direct Ownership                      13.4%
$.001 per Share     Unitrust P.O. Box 385 Cassopolis, MI  49031

Common Stock,       Summit   Bank   (nominee),   P  O  Box   821  Direct Ownership                       9.8%
$.001 per Share     Hackensack, NJ 07602

Common Stock,       Katherine  H.  Olmstead,   158  Hobart  Road  Direct Ownership                       9.1 %
$.001 per Share     Chesnut Hill, MA  02167

Common Stock,       Ann S. Bowers  Separate  Property  Trust c/o  Direct Ownership                       8.3%
$.001 per Share     the Noyce  Foundation  450  Sheridan  Avenue
                    Palo Alto, CA  94306
Common Stock,       Simon N. Greg 1976 Trust, James C. Brady      Direct Ownership                       8.3%
$.001 per Share     Jr., Gordon O. Danser & Sara P. Peacock
                    Trustees, c/o Gordon O. Danser, Five
                    Independence Way, Princeton, NJ  08540

Common Stock,       Bowes Family Partnership, One Maritime        Direct Ownership                       6.2%
$.001 per Share     Plaza, San Francisco, CA  94111

Common Stock,       Jason A. Greg 1976 Trust, James C. Brady      Direct Ownership                       6.0%
$.001 per Share     Jr., Gordon O. Danser & Sara P. Peacock
                    Trustees, c/o Gordon O. Danser, Five
                    Independence Way, Princeton, NJ  08540

Common Stock,       Ms. Geraldine Karetsky, TAG Associates        Direct Ownership                       5.3%
$.001 per Share     Ltd., 75 Rockefeller Plaza, Suite 900, New
                    York, NY  10019







As of January 5, 1999,  the following  persons held
5 percent or more of the outstanding shares of the Multi-Asset Global Portfolio:


Title of Class      Name and Address of Beneficial Owner               Amount and Nature of           Percent of
--------------      ------------------------------------               ---------------------          ----------
                                                                       Beneficial Ownership            Portfolio
Common Stock,       Edgmont Consultants  (Defined Benefit Plan         Direct Ownership                      45.4%
$.001 per Share     and Money Purchase Plan) 308 French Road,
                    Newtown Square, PA  19073

Common Stock,       Harding, Loevner Management, L.P (Profit           Direct Ownership                      33.8%
$.001 per Share     Sharing Thrift Plan and Investment
                    Adviser's Account), 50 Division Street,
                    Suite 401, Somerville, NJ  08876






As of January 5, 1999,  the following  persons held
5 percent or more of the outstanding shares of the Emerging Markets Portfolio:



Title of Class      Name and Address of Beneficial Owner               Amount and Nature of           Percent of
--------------      ------------------------------------               ---------------------          ----------
                                                                       Beneficial Ownership            Portfolio

Common Stock,       Harding, Loevner Management, L.P                   Direct Ownership                 43.1%
$.001 per Share     (Investment Adviser's Account), 50 Division
                    Street, Suite 401, Somerville, NJ  08876

Common Stock,       Alan & Susan Rothenberg Revocable Trust            Direct Ownership                 14.8%
$.001 per Share     42 Seventh Avenue, San Francisco, CA  94118

Common Stock,       David R. Loevner, 73 Westcott Road, 73             Direct Ownership                  9.8%
$.001 per Share     Westcott Road, Princeton, NJ 08540

Common Stock,       McCurry Companies, 1779 Tribute Road, Suite        Direct Ownership                  9.8%
$.001 per Share     C, PO Box 838, Sacramento,CA 95812

Common Stock,       Jane Hallett, 207 Russell Road, Princeton,         Direct Ownership                  7.3%
$.001 per Share     NJ  08540

Common Stock,       Tucker Anthony Inc. Custodian FBO Winton           Direct Ownership                  7.3%
$.001 per Share     Tolles IRA, 21 Lincoln Street, Glen Ridge,
                    NJ  07028




      SUPPLEMENTAL DESCRIPTIONS OF INVESTMENTS

The different types of securities in which the Portfolios may invest, subject to their respective investment objective, policies and restrictions, are described in the Prospectus under "Descriptions of Investments." Additional information concerning the characteristics of certain of the Portfolios' investments are set forth below.

Bank Obligations. The Fund limits its investments in U.S. (domestic) bank obligations to obligations of U.S. banks that in HLM's opinion meet sufficient creditworthiness criteria. Domestic bank obligations are defined as instruments: issued by U.S. (domestic) banks; U.S. branches of foreign banks, if such branches are subject to the same regulation as U.S. banks; and foreign branches of U.S. banks. However, HLM must determine that the investment risk associated with investing in instruments issued by such branches is the same as that of investing in instruments issued by the U.S. parent bank, in that the U.S. parent bank would be unconditionally liable in the event that the foreign branch failed to pay on its instruments. The Fund limits its investments in foreign bank obligations to obligations of foreign banks (including U.S. branches of foreign banks) that, in the opinion of HLM, are of an investment quality comparable to obligations of U.S. banks in which each Portfolio may invest. Each Portfolio may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers' acceptances, letters of credit, bank notes, deposit notes, Eurodollar or Yankeedollar time deposits, Eurodollar or Yankeedollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes and custodial receipts. Other than the allowable 20% of a Portfolio's total assets invested in below-investment grade convertible and other debt securities, all investments in bank obligations will be rated at least "B" by Thomson Bankwatch or similarly rated by IBCA Ltd., or of comparable quality as determined by HLM.

Brady Bonds. Each Portfolio, subject to limitations, may invest in "Brady Bonds," which are debt securities issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness under a plan announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989. To date, over $154 billion (face amount) of Brady Bonds have been issued by the governments of 13 countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady Bonds have been issued only recently, and accordingly, they do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Each Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter. Brady Bonds which have been issued to date are rated BB or B by S&P or Ba or B by Moody's or, in cases in which a rating by S&P or Moody's has not been assigned, are generally considered by the Adviser to be of comparable quality.

Corporate Debt Instruments. Corporate debt securities of domestic and foreign issuers include such instruments as corporate bonds, debentures, notes, commercial paper, medium-term notes, variable rate notes and other similar corporate debt instruments.

Derivatives. The Portfolios are authorized to use various hedging and investment strategies described below to hedge broad or specific market movements, or to seek to increase the Portfolios' income or gains. The Portfolios may purchase and sell (or write) exchange-listed and over-the-counter put and call options on securities, financial futures contracts, equity indices and other financial instruments and enter into financial futures contracts (collectively, these transactions are referred to in this Statement of Additional Information as "Derivatives").

Derivatives may be used to attempt to protect against possible changes in the market value of securities held or to be purchased by a Portfolio resulting from securities market movements to protect the Portfolio's unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities or to seek to enhance the Portfolio's income or gain. The Portfolios may use any or all types of Derivatives at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any Derivatives will be a function of numerous variables, including market conditions. The ability of a Portfolio to utilize Derivatives successfully will depend on, in addition to the factors described above, HLM's ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select the Portfolio's securities. The Portfolios are not "commodity pools" (i.e., pooled investment vehicles which trade in commodity futures contracts and options thereon and the operator of which is registered with the Commodity
Futures Trading Commission (the "CFTC")) and Derivatives involving futures contracts and options on futures contracts will be purchased, sold or entered into only for bona fide hedging purposes, provided that a Portfolio may enter into such transactions for purposes other than bona fide hedging if, immediately thereafter, the sum of the amount of its initial margin and premiums on open contracts and options would not exceed 5% of the liquidation value of the Portfolio's portfolio, provided, further, that, in the case of an option that is in-the-money, the in-the-money amount may be excluded in calculating the 5% limitation. The use of certain Derivatives will require that the Portfolio segregate cash, liquid high grade debt obligations or other assets to the extent the Portfolio's obligations are not otherwise "covered" through ownership of the underlying security or financial instrument.

Futures Contracts. The Portfolios may use stock index futures contracts ("futures contracts") as a hedge against the effects of changes in the market value of the stocks comprising the relevant index. In managing its cash flows, a Portfolio may also use futures contracts as a substitute for holding the designated securities underlying the futures contract. A futures contract is an agreement to purchase or sell a specified amount of designated securities for a set price at a specified future time. At the time the Portfolio enters into a futures transaction, it is required to make a performance deposit ("initial margin") of cash or liquid securities in a segregated account in the name of the futures broker. Subsequent payments of "variation margin" are then made on a daily basis, depending on the value of the futures position which is continually marked to market. The Portfolios will segregate cash, U.S. Government securities or other high grade debt obligations in an amount sufficient to meet its obligations under these transactions.

If the Portfolio enters into a short position in a futures contract as a hedge against anticipated adverse market movements and the market then rises, the increase in the value of the hedged securities will be offset in whole or in part, by a loss on the futures contract. If instead the Portfolio purchases a futures contract as a substitute for investing in the designated underlying securities, the Portfolio will experience gains or losses that correspond generally to gains or losses in the underlying securities. The latter type of futures contract transactions permits the Portfolio to experience the results of being fully invested in a particular asset class, while maintaining the liquidity needed to manage cash flows into or out of the Portfolio (e.g., purchases and redemptions of Portfolio shares). Under normal market conditions, futures contracts positions may be closed out on a daily basis.



Stock Index Options. The Portfolios may purchase or sell options on stock indices on U.S. and foreign exchanges or in the over-the-counter markets. An option on a stock index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Portfolios will segregate cash, or liquid portfolio securities in an amount sufficient to meet its obligations under these transactions.



Options on Futures Contracts. The Portfolios may purchase or sell options on futures contracts as an alternative to buying or selling futures contracts. Options on futures contracts are similar to options on the security underlying the futures contracts except that options on stock index futures contracts give the purchaser the right to assume a position at a specified price in a stock index futures contract at any time during the life of the option. The Portfolios will segregate cash, U.S. Government securities or other high grade debt obligations in an amount sufficient to meet its obligations under these transactions.

Repurchase Agreements. When participating in repurchase agreements, a Portfolio buys securities from a vendor (e.g., a bank or securities firm) with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the Portfolio to earn a return on available cash at minimal market risk, although the Portfolio may be subject to various delays and risks of loss if the vendor becomes subject to a proceeding under the U.S. Bankruptcy Code or is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.



Reverse Repurchase Agreements. Each Portfolio may enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases U.S. Government Securities from a Portfolio and the Portfolio agrees to repurchase the securities at an agreed-upon price and date. The difference between the amount the Portfolio receives for the securities and the amount it pays on repurchase is deemed to be a payment of interest. The Fund will maintain for each Portfolio a segregated custodial account containing cash, or other appropriate liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase, including accrued interest, and will subsequently monitor the account to ensure such equivalent value is maintained until payment is made. Reverse repurchase agreements will generally be restricted to those that mature within seven days. The Portfolios will engage in such transactions with parties selected on the basis of such party's creditworthiness. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by a Portfolio may decline below the price of the securities at which the Portfolio is obligated to repurchase them. Reverse repurchase agreements create leverage, a speculative factor, and will be considered as borrowings for the purposes of limitations on borrowings.



U.S. Treasury and U.S. Government Agency Securities. U.S. Government Securities include instruments issued by the U.S. Treasury, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), which are also backed by the full faith and credit of the United States. U.S. Government Agency Securities include instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association ("SLMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

Warrants. The Portfolios may invest up to 10% of the value of their total assets (valued at the lower of cost or market) in warrants for equity securities, which are securities permitting, but not obligating, their holder to subscribe for other equity securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.



When-Issued Securities. The Portfolios may purchase securities on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Portfolios will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable. When a Portfolio purchases securities on a when-issued or forward commitment basis, the Portfolio will maintain in a segregated account cash and liquid, unencumbered securities having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, the Portfolio will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.


         SUPPLEMENTAL INVESTMENT TECHNIQUES

Borrowing. Each Portfolio may borrow money temporarily from banks when (i) it is advantageous to do so in order to meet redemption requests, (ii) a Portfolio fails to receive transmitted funds from a shareholder on a timely basis, (iii) the custodian of the Fund fails to complete delivery of securities sold or (iv) a Portfolio needs cash to facilitate the settlement of trades made by the Portfolio. In addition, each Portfolio may, in effect, lend securities by engaging in reverse repurchase agreements and may, in effect, borrow money by doing so. Securities may be borrowed by engaging in repurchase agreements. See "Investment Restrictions" and "Supplemental Descriptions of Investments."

Securities Lending. Although, the Fund has no current plans to do so, each Portfolio is authorized to lend securities from its investment portfolios, with a value not exceeding 33 1/3% of its total assets, to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government Securities or other high grade liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. The loans will be terminable at any time by the Fund and the relevant Portfolio will then receive the loaned securities within five days. During the period of such a loan, the Portfolio receives the income on the loaned securities and a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. However, a Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers which are approved by the Board of Directors and are deemed by HLM to be of good financial standing. A Portfolio may invest cash collateral it receives in connection with a loan of securities in securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with each Portfolio's investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of a Portfolio unless otherwise required by law.

Foreign Currency Hedging. The Portfolios may enter into forward foreign currency contracts (a "forward contract") and may purchase and write (on a covered basis) exchange-traded or over-the-counter ("OTC") options on currencies, foreign currency futures contracts, and options on foreign currency futures contracts primarily to protect against a decrease in the U.S. dollar equivalent value of its foreign currency portfolio securities or the payments thereon that may result from an adverse change in foreign currency exchange rates. The Portfolios may at times hedge all or some portion of their currency exchange risk. Conditions in the securities, futures, options, and foreign currency markets will determine whether and under what circumstances a Portfolio will employ any of the techniques or strategies described below and in the section of the Prospectus entitled "Descriptions of Investments." A Portfolio's ability to pursue certain of these strategies may be limited by applicable regulations of the Commodity Futures Trading Commission ("CFTC") and the federal tax requirements applicable to regulated investment companies (see "Tax Considerations").

Forward Contracts. Sale of currency for dollars under such a contract establishes a price for the currency in dollars. Such a sale insulates returns from securities denominated in that currency from exchange rate fluctuations to the extent of the contract while the contract is in effect. A sale contract will be advantageous if the currency falls in value against the dollar and disadvantageous if it increases in value against the dollar. A purchase contract will be advantageous if the currency increases in value against the dollar and disadvantageous if it falls in value against the dollar.

The Portfolios may use forward contracts to insulate existing security positions against exchange rate movement ("position hedges") or to insulate proposed transactions against such movement ("transaction hedges"). For example, to establish a position hedge, a forward contract on a foreign currency might be sold to protect against the decline in the value of that currency against the dollar. To establish a transaction hedge, a foreign currency might be purchased on a forward basis to protect against an anticipated increase in the value of that currency against the dollar.

Futures Contracts. U.S. futures contracts have been designed by exchanges which have been designated as "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Portfolios may also enter into futures contracts that are based on securities that would be eligible investments for the Portfolios. The Portfolios may enter into contracts that are denominated in currencies other than the U.S. dollar.

Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset, or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it purchases or sells futures contracts.

At the time a futures contract is purchased or sold, a Portfolio must allocate in cash or securities, an initial margin. Initial margin on U.S. exchanges may range from approximately 3% to approximately 15% of the value of the securities or commodities underlying the contract. Under certain circumstances, however, such as periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of a "variation margin" generally will be required, a process known as "marking to the market." Each day the Portfolio will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract's value from the preceding day.

Options on Foreign Currencies. The Portfolios may purchase and sell (or write) put and call options on foreign currencies to protect against a decline in the U.S. dollar-equivalent value of their portfolio securities or payments due thereon or a rise in the U.S. dollar-equivalent cost of securities that they intend to purchase. A foreign currency put option grants the holder the right, but not the obligation, at a future date to sell a specified amount of a foreign currency to its counterparty at a predetermined price. Conversely, a foreign currency call option grants the holder the right, but not the obligation, to purchase at a future date a specified amount of a foreign currency at a predetermined price.

Options on Futures Contracts. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or currency. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, when a Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or a change in foreign exchange rates.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities.



Restrictions on the Use of Futures Contracts and Options on Futures Contracts. Regulations of the CFTC applicable to the Portfolios require that all of the Portfolios' futures and options on futures transactions constitute bona fide hedging transactions, except that a transaction need not constitute a bona fide hedging transaction entered into for other purposes if, immediately thereafter, the sum of the amount of initial margin deposits on a Portfolio's existing futures positions and premiums paid for related options would not exceed 5% of the value of the Portfolio's total assets.



Illiquid Securities. Although each of the Portfolios may invest up to 15% of the value of its net assets in illiquid assets, it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. All repurchase agreements and time deposits maturing in more than seven days are treated as illiquid assets. A Portfolio also may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Rule 144A securities generally must be sold to other qualified institutional buyers. A Portfolio also may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the
Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities. Not all Rule 144A securities can be deemed liquid; HLM will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.


          SUPPLEMENTAL DISCUSSION OF RISKS
        ASSOCIATED WITH THE FUND'S INVESTMENT
         POLICIES AND INVESTMENT TECHNIQUES

Additional   information   concerning  risks  associated  with  certain  of  the
Portfolios' investments is set forth below.

Creditworthiness. In general, certain obligations which the Portfolios may invest in are subject to credit risks such as the loss of credit ratings or possible default. After purchase by a Portfolio of the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Portfolio. However, HLM will consider such event in its determination of whether a Portfolio should hold the security. To the extent that the ratings given by S&P or Moody's may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this Statement of Additional Information.

Foreign Bank Obligations. Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks generally are not subject to examination by any United States government agency or instrumentality. Also, investments in commercial banks located in several foreign countries are subject to additional risks due to the combination in such banks of commercial banking and diversified securities activities.

High Yield/High Risk Debt Securities. Each Portfolio may invest up to 20% of its assets in convertible securities and debt securities which are rated below investment-grade. Below investment grade securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See "Ratings Descriptions" in this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

Economic downturns have disrupted in the past, and could disrupt in the future, the high yield market and have impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a Portfolio's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of a Portfolio to accurately value high yield securities in its portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities also may involve special registration responsibilities, liabilities and costs.

Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of HLM not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of a Portfolio's investment objective by investment in such securities may be more dependent on HLM's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, HLM will determine whether it is in the best interest of the Portfolio to retain or dispose of such security.

Prices for below investment-grade securities may be affected by legislative and regulatory developments.

Foreign Securities. Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of a Portfolio is uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

Although HLM will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions, HLM will consider the full range and quality of services offered by the executing broker or dealer when making these determinations. Fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Portfolios on these investments. However, these foreign withholding taxes are not expected to have a significant impact on the Portfolios, since each Portfolio's investment objective is to seek long-term capital appreciation and any income should be considered incidental.

Foreign Currency Hedging. The success of currency hedging will depend on the ability of HLM to predict exchange rate fluctuations. Predicting such fluctuations is extremely difficult and thus the successful execution of a hedging strategy is highly uncertain. An incorrect prediction will cause poorer Portfolio performance than would otherwise be the case. Forward contracts that protect against anticipated losses have the corresponding effect of canceling possible gains if the currency movement prediction is incorrect.

Precise matching of forward contract amounts and the value of portfolio securities is generally not possible because the market value of the protected securities will fluctuate while forward contracts are in effect. Adjustment transactions are theoretically possible but time consuming and expensive, so contract positions are likely to be approximate hedges, not perfect.

The cost to a Portfolio of engaging in foreign currency forward contracts will vary with factors such as the foreign currency involved, the length of the contract period, and the market conditions then prevailing, including general market expectations as to the direction of the movement of various foreign currencies against the U.S. dollar. Furthermore, HLM may not be able to purchase forward contracts with respect to all of the foreign currencies in which a Portfolio's securities may be denominated. In those circumstances the correlation between the movements in the exchange rates of the subject currency and the currency in which the portfolio security is denominated may not be precise. Moreover, if the forward contract is entered into in an over-the-counter transaction, as will usually be the case, the Portfolio generally will be exposed to the credit risk of its counterparty. If the Portfolio enters into such contracts on a foreign exchange, the contract will be subject to the rules of that foreign exchange. Foreign exchanges may impose significant restrictions on the purchase, sale, or trading of such contracts, including the imposition of limits on price moves. Such limits may significantly affect the ability to trade such a contract or otherwise to close out the position and could create potentially significant discrepancies between the cash and market value of the position in the forward contract. Finally, the cost of purchasing forward contracts in a particular currency will reflect, in part, the rate of return available on instruments denominated in that currency. The cost of purchasing forward contracts to hedge portfolio securities that are denominated in currencies that in general yield high rates of return may thus tend to reduce that rate of return toward the rate of return that would be earned on assets denominated in U.S. dollars.

Futures Contracts. Futures contracts entail special risks. Among other things, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions relating to: (1) investors' obligations to meet additional variation margin requirements; (2) decisions to make or take delivery, rather than entering into offsetting transactions; and (3) the difference between margin requirements in the securities markets and margin deposit requirements in the futures market. The possibility of such distortion means that a correct forecast of general market or foreign exchange rate trends still may not result in a successful transaction.

Although the Fund believes that the use of such contracts and options thereon will benefit the Portfolios, if predictions about the general direction of securities market movements or foreign exchange rates are incorrect, a Portfolio's overall performance would be poorer than if it had not entered into any such contracts or purchased or written options thereon.

A Portfolio's ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the development and maintenance of a liquid market. Although a Portfolio generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. Where it is not possible to effect a closing transaction in a contract to do so at a satisfactory price, the Portfolio would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option. In the case of a futures contract that a Portfolio has sold and is unable to close out, the Portfolio would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.

Under certain circumstances, exchanges may establish daily limits in the amount that the price of a futures contract or related option contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures or options contract prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions and subject some traders to substantial losses.

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as hedging devices similar to those associated with forward contracts on foreign currencies. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, a Portfolio must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.

Options on Foreign Currency. As in the case of other types of options, the benefit to a Portfolio deriving from the purchase of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options that would require them to forego a portion or all of the benefits of advantageous changes in such rates.

A Portfolio may write options on foreign currencies for hedging purposes. For example, where the Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar costs of securities to be acquired, a Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased costs up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this movement does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

Options on Futures Contracts. The amount of risk a Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. To mitigate this problem, a Portfolio will not purchase or write options on foreign currency futures contracts unless and until, in HLM's opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a foreign currency futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract, when use of the underlying futures contract would not result in a loss.

Lower-Rated Debt Securities ("Junk Bonds"). The market value of lower-rated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated debt securities also tend to be more sensitive to general economic conditions than are higher-rated debt securities.

               INVESTMENT RESTRICTIONS

              In addition to the fundamental investment restrictions noted in the Prospectus, the Fund has adopted the investment restrictions listed below relating to the investment of each Portfolio's assets and its activities. These also are fundamental policies that may not be changed without the approval of the holders of a majority of the outstanding voting securities of a Portfolio (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). None of the Portfolios may: (1) issue senior securities (other than with respect to borrowing through the use of reverse repurchase agreements or from a bank for temporary or emergency purposes as set forth in the Prospectus under "Investment Restrictions.");

(2) make loans, except (a) through the purchase of all or a portion of an issue of debt securities in accordance with its investment objective, policies and limitations, or (b) by engaging in repurchase agreements with respect to portfolio securities, or (c) by lending securities to other parties, provided that no securities loan may be made, if, as a result, more than 33 1/3% of the value of its total assets would be lent to other parties;

(3) underwrite securities of other issuers;

(4) invest in companies for the purpose of exercising control or management;

(5) purchase or sell physical commodities or related commodity contracts;

(6) invest directly in interests in oil, gas or other mineral exploration or development programs or mineral leases; or

(7) invest more than 10% of its total assets in warrants.

Whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, such standard or percentage limitation shall be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered when determining whether that investment complies with the Portfolio's investment policies and limitations.

Each Portfolio's investment objectives and other investment policies not designated as fundamental in this Statement of Additional Information are non-fundamental and may be changed at any time by action of the Board of Directors. Although a non-fundamental policy, each Portfolio may not purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

               PORTFOLIO TRANSACTIONS

The Advisory Agreements authorize HLM to select the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's Portfolios and HLM to use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions for the Portfolios. HLM will consider the full range and quality of services offered by the executing broker or dealer when making these determinations. Neither HLM nor any of its officers, affiliates, or employees will act as principal or receive any compensation from the Portfolios in connection with the purchase or sale of investments for the Portfolios.

Some securities considered for investment by the Fund's Portfolios also may be appropriate for other clients advised by HLM. If the purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients advised by HLM is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by HLM, as the case may be. Although there is no specified formula for allocating such transactions, the various allocation methods used by HLM, and the results of such allocations, are subject to periodic review by the Board of Directors. Brokers are selected on a basis of their overall assistance in terms of execution capabilities and research services, provided that their commission schedules are competitive with other firms providing similar services.


No trades will be executed with HLM, its affiliates, officers or employees acting as principal or agent for others, although such entities and persons may be trading contemporaneously in the same or similar securities, except HLM may effect cross-trades provided that they are conducted at market price and absent any commission.

For the years ended October 31, 1998, October 31,1997, the period ended October 31, 1996, and the year ended December 31, 1995, the amount of brokerage commissions paid by each Portfolio were as follows:



-------------------------------- ---------------------- -------------------- --------------------- -------------------
                                  Year Ended October    Year Ended October       Period Ended       Year Ended Dec.
           Portfolio                   31, 1998              31, 1997          October 31, 1996         31, 1995
-------------------------------- ---------------------- -------------------- --------------------- -------------------
International Equity Portfolio        $695,309               $794,431              $690,589             $242,975
Global Equity Portfolio (1)            148,242                 82,629               N/A                  N/A
Multi-Asset   Global  Portfolio (2)      5,196                  6,256               N/A                  N/A

Emerging Markets Portfolio (3)            N/A                   N/A                 N/A                  N/A


 (1) Commencement of Operations was December 1, 1996.
(2) Commencement of Operations was November 1, 1996.
(3) Commencement of Operations was November 9, 1998.






                                                  NET ASSET VALUE

As used in the Prospectus, "Business Day" refers to those days when the New York Stock Exchange is open for business, which is Monday through Friday except for holidays. As of the date of this Statement of Additional Information, such holidays are: New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.





                 TAX CONSIDERATIONS

The following summary of tax consequences, which does not purport to be complete, is based on U.S. federal tax laws and regulations in effect on the date of this Statement of Additional Information, which are subject to change by legislative or administrative action.

Qualification as a Regulated Investment Company. Each active Portfolio has qualified and intends to continue to qualify to be treated as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). Each of the active Portfolios qualified as a RIC for the periods ended October 31, 1998. The Emerging Markets Portfolio intends to qualify to be treated a as a regulated investment company. To qualify as a RIC, a Portfolio must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived from its business of investing in securities (the "Qualifying Income Requirement"); (b) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the Portfolio's total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other RICs); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.



If for any taxable year a Portfolio does not qualify as a RIC, all of its taxable income will be taxed to the Portfolio at corporate rates. For each taxable year that the Portfolio qualifies as a RIC, it will not be subject to federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. In addition, to avoid a nondeductible 4% federal excise tax, the Portfolio must distribute during each calendar year an amount equal to at least the sum of 98% of its ordinary income (not taking into account any capital gains or losses) determined on a calendar year basis, 98% of its capital gains in excess of capital losses determined in general on an October 31 year-end basis, and any undistributed amounts from previous years.

Distributions. Each Portfolio's automatic reinvestment of its taxable investment income, net short-term capital gains and net long-term capital gains in additional shares of the Portfolio and distribution of such shares to shareholders will be taxable to the Portfolio's shareholders. In general, such shareholders will be treated as if such income and gains had been distributed to them by the Portfolio and then reinvested by them in shares of the Portfolio, even though no cash distributions have been made to shareholders. The automatic reinvestment of taxable investment income and net realized short-term capital gains of the Portfolio will be taxable to the Portfolio's shareholders as ordinary income. If a portion of a Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividend paid by the Portfolio may be eligible for the corporate dividend received deduction. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in such a month and paid the Portfolio during January of the following calendar year. Such distributions will be taxable to the shareholders in the calendar year in which the distributions are declared, rather than in the year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

Sale of Shares. Upon the sale or other disposition of shares of a Portfolio, or upon receipt of a distribution in complete liquidation of a Portfolio, a shareholder generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on the sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on a disposition of Portfolio shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains deemed received by the shareholder with respect to such shares.

Zero Coupon  Securities.  Investments  by a Portfolio in zero coupon  securities
(other than tax-exempt zero coupon securities) will result in income to the Portfolio equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Portfolio receives no cash interest payments. This income is included in determining the amount of income which the Portfolio must distribute to maintain its status as a RIC and to avoid the payment of federal income tax and the 4% excise tax.

Backup Withholding. A Portfolio may be required to withhold U.S. federal income tax at the rate of 31% of all amounts deemed to be distributed as a result of the automatic reinvestment by the Portfolio of its income and gains in additional shares of the Portfolio and, all redemption payments made to shareholders who fail to provide the Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder's U.S. federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding.

Tax Treatment of Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by the Code section 1234. Pursuant to Code section 1234, the premium received by a Portfolio for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Portfolio. If the Portfolio enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Portfolio is exercised, thereby requiring the Portfolio to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Portfolio, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options, futures, and forward contracts in which a Portfolio may invest are "section 1256 contracts." Gains and losses on section 1256 contracts generally are treated as 60% long-term (taxed at the 20% long-term capital gains rate) and 40% short-term capital gains or losses ("60/40 treatment"), regardless of the Portfolio's actual holding period for the contract. Also, a section 1256 contract held by the Portfolio at the end of each taxable year (and generally, for the purposes of the 4% excise tax, on October 31 of each year) must be treated as if the contract had been sold at its fair market value on that day ("mark to market treatment"), resulting in unrealized gains and losses being treated as though they were realized. Foreign currency gain or loss (discussed below) arising from section 1256 contracts may, however, be treated as ordinary income or loss. Generally, hedging transactions undertaken by a Portfolio may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Portfolio. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, the Portfolio may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Portfolio of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Portfolio which is taxed as ordinary income when distributed to shareholders.

The Portfolio may make one or more of the elections available under the Code that are applicable to straddles. If the Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the amount, character, and timing of gains or losses from the positions that are part of a straddle, the amount of Portfolio income that is distributed to members and that is taxed to them as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Tax Treatment of Foreign Currency-Related Transactions. Gains or losses attributable to fluctuations in exchange rates that occur between the time a Portfolio accrues receivables or liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of certain options, futures, and forward contracts and on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Portfolio's investment company taxable income to be distributed to members as ordinary income.

Tax Treatment of Passive Foreign Investment Companies. Each Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs") if such stock is a permissible investment. A PFIC is a foreign corporation - other than a "controlled foreign corporation" as to which a Portfolio is a U.S. shareholder, that in general meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of passive income. If a Portfolio invests in stock of certain foreign investment companies, the Portfolio may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating on a pro rata basis such distribution or gain to each day of the Portfolio's holding period for the stock. The distribution or gain so allocated to any taxable year of the Portfolio, other than the taxable year of the excess distribution or disposition, would be taxed to the Portfolio at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Portfolio's investment company taxable income and, accordingly, would not be taxable to the Portfolio to the extent distributed by the Portfolio as a dividend to its shareholders.

A Portfolio may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of any foreign investment company in which it invests, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in the Portfolio's investment company taxable income and net capital gain which, to the extent distributed by the Portfolio as ordinary or capital gain dividends, as the case may be, would not be taxable to the Portfolio. In order to make this election, the Portfolio would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be difficult to obtain.

Alternatively, each Portfolio may elect to "mark-to-market" its stock in any PFIC. "Marking to market," in this context, means including in ordinary income each taxable year, the excess, if any, of the fair market value of a PFIC's stock over a Portfolio's adjusted basis therein as of the end of that year. Pursuant to the election, a Portfolio also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Portfolio for prior taxable years. A Portfolio's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign    Shareholders.    U.S.    taxation   of   a
shareholder  who,  as  to  the  United  States,  is a
non-resident  alien  individual,  a foreign  trust or
estate,  foreign corporation,  or foreign partnership
("foreign   shareholder")   depends  on  whether  the
income   from   the    Portfolio   is    "effectively
connected" with a U.S. trade or business carried on by such shareholder.

If the income from a Portfolio is not "effectively connected" with a U.S. trade or business carried on by the foreign shareholder, deemed distributions by the Portfolio of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions. Deemed distributions of capital gain dividends and any gain realized upon redemption, sale or exchange of shares will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual who is physically present in the U.S. for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of non-resident alien individuals who are physically present in the United States for more than the 182-day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. federal income tax purposes. In that case, such individual would be subject to U.S. federal income tax on the individual's worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a foreign shareholder who is a non-resident alien individual, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% of deemed distributions of net capital gains and redemption payments unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See "Backup Withholding" above.

If the income from a Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then deemed distributions of investment company taxable income and capital gain dividends and any gain realized upon the redemption, sale or exchange of shares of the Portfolio will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own advisers with respect to the particular tax consequences to them of an investment in a Portfolio.

Foreign Withholding Taxes. Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible and may elect to "pass through" to the Portfolio's shareholders the amount of foreign taxes paid by the Portfolio. Pursuant to this election, a shareholder will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by the Portfolio, and may be entitled either to deduct its pro rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its U.S. federal income tax liability, subject to limitations. Each shareholder will be notified within 60 days after the close of the Portfolio's taxable year whether the foreign taxes paid by the Portfolio will "pass through" for that year. If a Portfolio is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce its investment company taxable income and distributions by the Portfolio will be treated as U.S. source income.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to its foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Portfolio's income flows through to its shareholders. With respect to the Portfolios, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Portfolios. Shareholders who are not liable for federal income taxes will not be affected by any such "pass through" of foreign tax credits.

Other Taxes A Portfolio may be subject to state, local or foreign taxes in any jurisdiction in which the Portfolio may be deemed to be doing business. In addition, shareholders of a Portfolio may be subject to state, local or foreign taxes on distributions from the Portfolio. In many states, Portfolio distributions which are derived from interest on certain U.S. Government obligations may be exempt from taxation.

Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Portfolio.

               SHAREHOLDER INFORMATION

Certificates representing shares of a particular Portfolio will not be issued to shareholders. Investors Bank & Trust Company, the Fund's Transfer Agent, will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly statements of account are sent which include shares purchased as a result of a reinvestment of Portfolio distributions.

The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

Fund management reserves the right to waive the minimum initial investment in any Portfolio.

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order with respect to shares of a Portfolio by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Portfolio's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting theses securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Portfolio at the beginning of the period.

           CALCULATION OF PERFORMANCE DATA

The Portfolios may, from time to time, include the 30-day yield in advertisements or reports to shareholders or prospective investors. Quotations of yield will be based on all investment income per share during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula which is prescribed by the Commission:

                    YIELD = 2 x { [ ((a - b) / (c x d)) + 1]6 - 1 }

Where:     a        =        dividends and interest earned during the period;
           b        =        expenses accrued for the period (net of
                             reimbursements);
           c        =        the average daily number of shares of a Portfolio
                             outstanding  during the period that
                             were entitled to receive dividends; and
           d        =        the maximum offering price per share on the last
                             day of the period.

Each of the Portfolios may, from time to time, include "total return" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Portfolio of the Fund over periods of 1, 5 and 10 years (up to the life of the Portfolio), calculated pursuant to the following formula which is prescribed by the
Commission:

                                                  P(1 + T)n = ERV

Where:
      P =     a hypothetical initial payment of $1,000,
      T =     the average annual total return,
      n =     the number of years, and
     ERV =    the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

All total return figures assume that all dividends are reinvested when paid.




The total return as defined above for the Fund's Portfolios for the period ended October 31, 1998, and since the commencement of operations of each Portfolio (annualized) to October 31, 1998 are as follows:




                                          One Year         Five Years      Life of Portfolio      Inception
International Equity Portfolio             0.06%               n/a               4.52%*            5/11/94
Global Equity Portfolio                   (2.46%)              n/a               0.53%*            12/1/96
Multi-Asset Global Portfolio               5.53%               n/a               9.17%*            11/1/96
Emerging Markets Portfolio                  n/a                n/a                n/a             11/09/98
*Annualized



                                               RATINGS DESCRIPTIONS

Standard & Poor's Corporation

AAA.   Bonds  rated  AAA  are   highest   grade  debt
obligations.   This  rating  indicates  an  extremely
strong capacity to pay principal and interest.
AA.  Bonds  rated  AA also  qualify  as  high-quality
obligations.    Capacity   to   pay   principal   and
interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB. Bonds rated BBB are regarded as having adequate capacity to pay interest or principal. Although these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

BB and Lower. Bonds rated BB, B, CCC, CC, C and D are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and D the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings AA to D may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A-1. Standard & Poors Commercial Paper ratings are current assessments of the likelihood of timely payments of debts having original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc.

Aaa. Bonds are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Baa rated bonds are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments may be very moderate and not well safeguarded.

B and Lower. Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such securities may be in default of there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through C in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in long-term borrowing risk are of lesser importance in the short run.

MIG-1. Notes bearing this designation are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2. Notes bearing this designation are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the previous grade. Market access for refinancing, in particular, is likely to be less well established.

P-1. Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

P-2. Issuers have a strong capacity for repayment of short-term promissory obligations.

Thomson BankWatch, Inc.

A. Company possess an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

A/B. Company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as companies in the highest rating category.

IBCA Limited

A1. Short-term obligations rated A1 are supported by a very strong capacity for timely repayment. A plus sign is added to those issues determined to possess the highest capacity for timely payment.

Fitch Investors Service, Inc.

F-1. The rating F-1 is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity;
(2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity; (7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1.



                FINANCIAL STATEMENTS

The Fund's audited Financial Statements, including the Financial Highlights, for the year ended October 31, 1998 appearing in the Annual Report to Shareholders and the report thereon of Ernst & Young LLP, independent auditors, appearing therein are hereby incorporated by reference in this Statement of Additional Information. The Annual Report to Shareholders is delivered with this Statement of Additional Information to shareholders requesting this Statement of Additional Information.











Part C.                    OTHER INFORMATION


Item 23. Exhibits

Exhibit Number                           Description
1(a)                                     Articles of Incorporation, dated July 31, 1996 (previously filed as
                                         Exhibit (1) to Registrant's Registration Statement on Form N-1A, File Nos.
                                         333-09341, 811-07739) and incorporated herein by reference.

2                                        By-laws (previously filed as Exhibit (2) to Registrant's Registration
                                         Statement on Form N-1A, File Nos. 333-09341, 811-07739) and incorporated herein by reference.

3                                        None

4                                        None

5(a)                                     Advisory Agreement, dated October 14, 1996 between the Registrant
                                         (International Equity Portfolio) and Harding, Loevner Management, L.P.
                                         (previously filed as Exhibit 5(a) to Pre-Effective Amendment No.1 to
                                         Registrant's Registration Statement on Form N-1A, File Nos. 333-09341,
                                         811-07739) and incorporated herein by reference.


5(b)                                     Advisory Agreement, dated October 14, 1996 between the Registrant (Global
                                         Equity Portfolio) and Harding, Loevner Management, L.P.  (previously filed as Exhibit 5(b) to Pre-Effective Amendment No.1 to Registrant's
                                         Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) and
                                         incorporated herein by reference.

5(c)                                     Advisory Agreement, dated October 14, 1996 between the Registrant
                                         (Multi-Asset Global Portfolio) and Harding, Loevner Management, L.P.
                                         (previously filed as Exhibit 5(c) to Pre-Effective Amendment No.1 to
                                         Registrant's Registration Statement on Form N-1A, File Nos. 333-09341,
                                         811-07739) and incorporated herein by reference.

5(d)                                     Advisory Agreement, dated October 14, 1996 between the Registrant
                                         (Emerging Markets Portfolio) and Harding, Loevner Management, L.P.
                                         (previously filed as Exhibit 5(d) to Pre-Effective Amendment No.1 to
                                         Registrant's Registration Statement on Form N-1A, File Nos. 333-09341,
                                         811-07739) and incorporated herein by reference.

6(a)                                     Distribution Agreement, dated October 14, 1996 between Registrant and AMT
                                         Capital Services, Inc. (previously filed as Exhibit 6(a) to Pre-Effective
                                         Amendment No.1 to Registrant's Registration Statement on Form N-1A, File
                                         Nos. 333-09341, 811-07739) and incorporated herein by reference.

6(b)                                     Distribution Agreement, dated May 29, 1998 between Registrant and AMT
                                         Capital Securities, L.L.C. (previously filed as Exhibit 6(b) to
                                         Pre-Effective Amendment No.3 to Registrant's Registration Statement on
                                         Form N-1A, File Nos. 333-09341, 811-07739) and incorporated herein by reference.

7                                        None

8                                        Form of Custodian Agreement, dated  October 28, 1996 between Registrant and Investors Bank & Trust Company (previously filed as Exhibit 8 to
                                         Pre-Effective Amendment No.1 to Registrant's Registration Statement on
                                         Form N-1A, File Nos. 333-09341, 811-07739) and incorporated herein by reference.

9(a)                                     Administration Agreement, dated October 14, 1996 between Registrant and
                                         AMT Capital Services, Inc. (previously filed as Exhibit 9(a) to
                                         Pre-Effective Amendment No.1 to Registrant's Registration Statement on
                                         Form N-1A, File Nos. 333-09341, 811-07739) and incorporated herein by reference.


9(b)                                     Form of Transfer Agency Agreement, dated October 28, 1996 between
                                         Registrant and Investors Bank & Trust Company (previously filed as Exhibit
                                         9(b) to Pre-Effective Amendment No.1 to Registrant's Registration
                                         Statement on Form N-1A, File Nos. 333-09341, 811-07739) and incorporated herein by reference.

9(c)                                     Administration Agreement, dated May 29, 1998 between Registrant and
                                         Investors Capital Services, Inc. (previously filed as Exhibit 9(c) to
                                         Pre-Effective Amendment No.3 to Registrant's Registration Statement on
                                         Form N-1A, File Nos. 333-09341, 811-07739) and incorporated herein by reference.

10                                       Opinion and Consent of Dechert Price & Rhoads (previously filed as Exhibit
                                         10 to Pre-Effective Amendment No.1 to Registrant's Registration Statement
                                         on Form N-1A, File Nos. 333-09341, 811-07739) and incorporated herein by reference.

11                                       Consent of Ernst & Young ( filed herewith).

12                                       None

13(a)                                    Share Purchase Agreement, dated October 14, 1996 between Registrant and
                                         David R. Loevner for the International Equity Portfolio (previously filed as Exhibit 13(a) to Pre-Effective Amendment No.1 to Registrant's
                                         Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) and
                                         incorporated herein by reference.

13(b)                                    Share Purchase Agreement, dated October 14, 1996 between Registrant and
                                         David R. Loevner for the Emerging Markets Portfolio (previously filed as
                                         Exhibit 13(b) to Pre-Effective Amendment No.1 to Registrant's Registration
                                         Statement on Form N-1A, File Nos. 333-09341, 811-07739) and incorporated herein by reference.

13(c)                                    Share Purchase Agreement, dated October 14, 1996 between Registrant and
                                         David R. Loevner for the Multi-Asset Global Portfolio (previously filed as
                                         Exhibit 13(c) to Pre-Effective Amendment No.1 to Registrant's Registration
                                         Statement on Form N-1A, File Nos. 333-09341, 811-07739) and incorporated herein by reference.

13(d)                                    Share Purchase Agreement, dated October 14, 1996 between Registrant and
                                         David R. Loevner for the Global Equity Portfolio (previously filed as
                                         Exhibit 13(d) to Pre-Effective Amendment No.1 to Registrant's Registration
                                         Statement on Form N-1A, File Nos. 333-09341, 811-07739) and incorporated herein by reference.

14                                       None

15                                       Not Applicable

16                                       Performance Information Schedule (filed herewith)

17                                       Financial Data Schedule (filed herewith)

18                                       None


Item 24
Persons Controlled by or under Common Control with Registrant

As of December 31, 1998, the following shareholder was deemed to be a "control person" of the Fund as such term is defined in the 1940 Act.

                                        Name and Address of            Nature of Beneficial          Percent
        Title of Class                   Beneficial Owner                   Ownership              of Portfolio
         None.


Item 25
Indemnification.

         The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgements, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and (i) of the Investment
Company Act of 1940. In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26
Business and Other Connections of Investment
Adviser.

         Harding, Loevner Management, LP (the
"Investment Adviser") is a company organized under the laws of New Jersey State and it is an investment adviser registered under the Investment
Advisers Act of 1940 (the "Advisers Act").
         The list required by this Item 26 of
officers and directors of the Investment Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Adviser pursuant to the Advisers Act
(SEC File No. 801-36845).

Item 27
Principal Underwriter.

In addition to the Registrant, AMT Capital
Securities, L.L.C. currently acts as distributor to FFTW Funds, Inc., SAMCO Fund, Inc., Holland Series
Fund, Inc. and TIFF Investment Program, Inc. AMT
Capital Securities, L.L.C. is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National
Association of Securities Dealers, Inc.

For each Director or officer of AMT Capital
Securities, L.L.C.



Name and Principal
Business Address           Positions & Offices            Positions & Offices
with Underwriter           with Distributor                   with Registrant


Alan M. Trager             Director, Chairman and             None
600 Fifth Avenue           Treasurer
26th Floor
New York, NY  10020

Arthur Goetchius           President
600 Fifth Avenue
26th Floor
New York, NY  10020

Carla E. Dearing           Vice President                   Assistant Treasurer
600 Fifth Avenue
26th Floor
New York, NY  10020

 Not applicable.

Item 28
Location of Accounts and Records.

                  All accounts, books and other
documents required to be maintained by Section
31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder will be maintained at the offices of the Investment Adviser, the Custodian and the Administrator.

                  Harding, Loevner Management, L.P.
                  50 Division Street, Suite 401
                  Somerville, N.J.  08876

                  Investors Capital Services, Inc.
                  600 Fifth Avenue, 26th Floor
                  New York, New York 10020

                  Investors Bank & Trust Company
                  200 Clarendon Street
                  Boston, Massachusetts 02117-9130

Item 29
Management Services.

Not applicable.

Item 30
Undertakings.

Not applicable

Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the Registrant's directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and, in connection with such meeting, to assist in communications with other shareholders in this regard, as provided under Section 16(c) of the 1940
Act.


                          SIGNATURES


Pursuant to the  requirements  of the  Securities Act
of 1933 and the  Investment  Company Act of 1940, the
Registrant   certifies   that   it   meets   all  the
requirements for  effectiveness of this  Registration
Statement   pursuant   to  Rule   485(b)   under  the
Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Somerville, State of New Jersey on the 29th day of January, 1999.





HARDING, LOEVNER FUNDS, INC.


By: /s/ David R. Loevner

      David R. Loevner, President

Pursuant to the  requirements  of the  Securities Act
of  1933,  this   Post-Effective   Amendment  to  the
Registration Statement had been signed below by the following persons in the capacities indicated on the 29th day of January, 1999.

Signature                                 Title
/s/ David R. Loevner                      Director and President
David R. Loevner
/s/ William E. Vastardis                  Secretary and Treasurer
William E. Vastardis
*/s/ Jane A. Freeman                      Director
Jane A. Freeman
*/s/ Carl W. Schafer                      Director
Carl W. Schafer
*/s/ Samuel R. Karetsky                   Director
Samuel R. Karetsky
*/s/ James C. Brady III                   Director
James C. Brady III
 * Attorney-in-Fact /s/ William E. Vastardis




                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                     ________________________________



                                 EXHIBITS

                                    TO

                                 FORM N-1A

                          REGISTRATION STATEMENT

                                   UNDER

                        THE SECURITIES ACT OF 1933

                                  AND THE

                      INVESTMENT COMPANY ACT OF 1940

                     ________________________________

                       HARDING, LOEVNER FUNDS, INC.



                                                HARDING, LOEVNER FUNDS, INC.
                                                   EXHIBIT INDEX

11                                         Consent of Ernst & Young.
16                                         Performance Information Schedule
17                                         Financial Data Schedule